                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 2003,
            As supplemented September 19, 2003 and November 19, 2003
         and amended June 9, 2003, October 31, 2003 and December 1, 2003

                             DIVERSIFIED EQUITY FUND
                           DIVERSIFIED SMALL CAP FUND
                               EQUITY INCOME FUND
                                EQUITY INDEX FUND
                                   GROWTH FUND
                               GROWTH EQUITY FUND
                                   INDEX FUND
                            INTERNATIONAL EQUITY FUND
                           LARGE CAP APPRECIATION FUND
                            LARGE COMPANY GROWTH FUND
                     MONTGOMERY EMERGING MARKETS FOCUS FUND
                 MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
                         MONTGOMERY MID CAP GROWTH FUND
                            MONTGOMERY SMALL CAP FUND
                    SIFE SPECIALIZED FINANCIAL SERVICES FUND
                              SMALL CAP GROWTH FUND
                          SMALL CAP OPPORTUNITIES FUND
                            SMALL COMPANY GROWTH FUND
                            SMALL COMPANY VALUE FUND
                        SPECIALIZED HEALTH SCIENCES FUND
                           SPECIALIZED TECHNOLOGY FUND

         Class A, Class B, Class C, Institutional Class and Select Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twenty one funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth, Montgomery Small Cap, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds. Each Fund, except for the Specialized Health Sciences and Specialized Technology Funds, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A and Class B shares, except the Diversified Small Cap, Index, Small Cap Opportunities and Small Company Growth Funds, which only offer Institutional Class shares and the Montgomery Institutional Emerging Markets Fund, which only offers Select Class shares. The Diversified Equity, Equity Income, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Mid Cap Growth, Montgomery Small Cap, SIFE Specialized Financial Services, Small Cap Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds also offer Class C shares. The Diversified Equity, Equity Income, Growth, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Small Cap, Small Cap Growth, and Small Company Value Funds also offer Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Class A, Class B, Class C and Institutional Class Prospectuses, dated February 1, 2003, as amended June 9, 2003, and the Select Class Prospectus, dated June 9, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2002 and for year ended June 30, 2003 for the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds, are hereby incorporated by reference to the respective Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                                                        Page
                                                                                                        ----
HISTORICAL FUND INFORMATION............................................................................   1

INVESTMENT POLICIES....................................................................................   5

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS........................................   7

MANAGEMENT.............................................................................................  26

PERFORMANCE CALCULATIONS...............................................................................  48

DETERMINATION OF NET ASSET VALUE.......................................................................  50

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................................................  51

PORTFOLIO TRANSACTIONS.................................................................................  53

FUND EXPENSES..........................................................................................  55

FEDERAL INCOME TAXES...................................................................................  56

PROXY VOTING POLICIES AND PROCEDURES...................................................................  63

CAPITAL STOCK..........................................................................................  64

OTHER..................................................................................................  78

COUNSEL................................................................................................  79

INDEPENDENT AUDITORS...................................................................................  79

FINANCIAL INFORMATION..................................................................................  79

                           HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios into certain Funds of the Trust. Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     On August 29, 2001, the Board of Trustees of the SIFE Trust Fund approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the SIFE Trust Fund into the Trust's Wells Fargo SIFE Specialized Financial Services Fund. The reorganization was effective at the close of business on February 22, 2002.

     On December 16, 2002, the Board of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization is June 9, 2003.

     The Funds described in this SAI, except for the Large Cap Appreciation, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; the reorganization of the SIFE Trust Fund, advised by SIFE, into the Wells Fargo SIFE Specialized Financial Services Fund; or the reorganization of certain of the funds of the Montgomery family of funds into certain of the Wells Fargo Funds. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between the SIFE Trust Fund and the Trust followed the acquisition of SIFE by a subsidiary of Wells Fargo & Company, The reorganization between Montgomery and the Trust followed the Funds' adviser's parent company purchasing certain parts of the institutional and retail investment management business of the Montgomery funds' adviser, Montgomery Asset Management, LLC ("MAM").

     The chart below indicates the predecessor Stagecoach, Norwest, SIFE Trust and Montgomery funds that are the accounting survivors of the Wells Fargo Funds.

   ---------------------------------------------------------------------------------------------------
                  Wells Fargo Funds                             Predecessor Funds
   ---------------------------------------------------------------------------------------------------
   Diversified Equity Fund                        Norwest Diversified Equity Fund
   ----------------------------------------------------------------------------------------------------
   Diversified Small Cap Fund                     Norwest Diversified Small Cap Fund
   ----------------------------------------------------------------------------------------------------
   Equity Income Fund                             Norwest Income Equity Fund
   ----------------------------------------------------------------------------------------------------
   Equity Index Fund                              Stagecoach Equity Index Fund
   ----------------------------------------------------------------------------------------------------
   Growth Fund                                    Stagecoach Growth Fund
   ----------------------------------------------------------------------------------------------------
   Growth Equity Fund                             Norwest Growth Equity Fund
   ----------------------------------------------------------------------------------------------------
   Index Fund                                     Norwest Index Fund
   ----------------------------------------------------------------------------------------------------
   International Equity Fund                      Stagecoach International Equity Fund
   ----------------------------------------------------------------------------------------------------
   Large Cap Appreciation Fund                    N/A
   ----------------------------------------------------------------------------------------------------
   Large Company Growth Fund                      Norwest Large Company Growth Fund
   ----------------------------------------------------------------------------------------------------
   Montgomery Emerging Markets Focus Fund         Montgomery Emerging Markets Focus Fund
   ----------------------------------------------------------------------------------------------------
   Montgomery Institutional Emerging Markets      Montgomery Institutional Series: Emerging Markets
   ----------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------
    Fund                                                 Portfolio
    ---------------------------------------------------------------------------------------------------
    Montgomery Mid Cap Growth Fund                    Montgomery Mid Cap Fund
    ---------------------------------------------------------------------------------------------------
    Montgomery Small Cap Fund                         Montgomery Small Cap Fund
    ---------------------------------------------------------------------------------------------------
    SIFE Specialized Financial Services Fund          SIFE Trust Fund
    ---------------------------------------------------------------------------------------------------
    Small Cap Growth Fund                             Stagecoach Small Cap Fund
    ---------------------------------------------------------------------------------------------------
    Small Cap Opportunities Fund                      Norwest Small Cap Opportunities Fund
    ---------------------------------------------------------------------------------------------------
    Small Company Growth Fund                         Norwest Small Company Growth Fund
    ---------------------------------------------------------------------------------------------------
    Small Company Value Fund                          N/A
    ---------------------------------------------------------------------------------------------------
    Specialized Health Sciences Fund                  N/A
    ---------------------------------------------------------------------------------------------------
    Specialized Technology Fund                       N/A
    ---------------------------------------------------------------------------------------------------

The Diversified Equity Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.

The Diversified Small Cap Fund commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997. As of November 16, 2001, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

The Equity Income Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Norwest Income Equity Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 11, 1994 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Equity Fund.

The Equity Index Fund commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984.

The Growth Fund commenced operations on November 8, 1999, as successor to the Growth Fund of Stagecoach and the Value Growth Stock Fund of Norwest. The predecessor Stagecoach Growth Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 1, 1992 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Growth Fund.

The Growth Equity Fund commenced operations on November 8, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Growth Equity Fund commenced operations on April 30, 1989.

The Index Fund commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.

The International Equity Fund commenced operations on November 8, 1999, as successor to the International Equity Fund of Stagecoach. The predecessor Stagecoach International Equity Fund commenced operations on September 24, 1997.

The Large Cap Appreciation Fund commenced operations on August 31, 2001.

The Large Company Growth Fund commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

The Montgomery Emerging Markets Focus Fund commenced operations on June 9, 2003, as successor to the Montgomery Emerging Markets Focus Fund and the Montgomery Emerging Markets Fund. The predecessor funds commenced operations on December 31, 1997 and March 1, 1992, respectively. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor Montgomery Emerging Markets Focus Fund, which is considered the surviving entity for accounting purposes.

The Montgomery Institutional Emerging Markets Fund commenced operations on June 9, 2003 as successor to the Montgomery Institutional Series: Emerging Markets Portfolio. The predecessor fund commenced operations on December 17, 1993. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor fund.

The Montgomery Mid Cap Growth Fund commenced operations on June 9, 2003 as successor to the Montgomery Mid Cap Fund and the Wells Fargo Mid Cap Growth Fund. The Montgomery Mid Cap Fund, which commenced operations on December 30, 1994, is considered the surviving entity for accounting purposes. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the Montgomery Mid Cap Fund.

The Montgomery Small Cap Fund commenced operations on June 9, 2003 as successor to the Montgomery Small Cap Fund. The predecessor fund commenced operations on July 13, 1990. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor fund.

The SIFE Specialized Financial Services Fund commenced operations on February 25, 2002 as the successor to the SIFE Trust Fund, a Delaware statutory trust. The SIFE Trust Fund was organized on February 28, 1997 as the successor-in-interest to the SIFE Trust Fund, a California trust, which was organized on September 26, 1960. The Fund, through its predecessor entities, has offered its shares to the public on a continuous basis since July 2, 1962. The predecessor fund offered Class A-I, Class A-II, Class B and Class C shares. The performance history and financial highlights shown for periods prior to February 25, 2002, are the performance history and financial highlights of the predecessor fund. The Class A-I shares are considered the accounting survivor for the Class A shares.

The Small Cap Growth Fund commenced operations on November 8, 1999, as successor to the Small Cap and Strategic Growth Funds of Stagecoach and the Small Company Stock Fund of Norwest. The predecessor Stagecoach Small Cap Fund, which is considered the surviving entity for accounting purposes, commenced operations on September 16, 1996 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Small Cap Fund.

The Small Cap Opportunities Fund commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993. As of May 17, 2002, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

The Small Company Growth Fund commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.

The Small Company Value Fund commenced operations on January 31, 2002.

The Specialized Health Sciences Fund commenced operations on April 2, 2001.

The Specialized Technology Fund commenced operations on September 18, 2000.

                               INVESTMENT POLICIES

Fundamental Investment Policies

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

     The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Health Sciences Fund's investments in securities of the health sciences sector, which is the group of industries that include pharmaceutical, biochemical, biotechnology, research and development, health care facilities, health care services and medical device industries, or (vi) limit the Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries, or (vii) limit the SIFE Specialized Financial Services Fund's investment in securities of companies that the adviser considers to be in the "financial services" sector, which includes commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate related companies, leasing companies and consumer and industrial finance companies, and, provided further that (viii) the Index Fund and the Equity Index Fund reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

     (2) except for the Specialized Health Sciences and Specialized Technology Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

      (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

         Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund, except the Specialized Technology Fund and the Specialized Health Sciences Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Short sale transactions not made "against the box" by the Specialized Technology Fund and the Specialized Health Sciences Fund may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are either gateway feeder funds that invest in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust") or gateway blended funds that invest in two or more master portfolios. References to the activities of a gateway fund are understood to refer to the investments of the master portfolio(s) in which the gateway fund invests. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities

     Certain Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related and Other Asset-Backed Securities."

Bank Obligations

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Borrowing

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

     Certain Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Commercial Paper

     The Funds may invest in commercial paper (including variable amount master demand notes) which refer to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Convertible Securities

     The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities

     The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Derivative Securities: Futures and Options Contracts

     Futures and options contracts are types of "derivative securities," securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

     The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay an additional variation margin until the position is closed.

     The Funds may also purchase options on futures contracts. See "Options Trading" below.

     Options and Futures Contracts. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or
(3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

     The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

     When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

     The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

     Special Considerations for the Small Cap Opportunities Fund. The Small Cap Opportunities Fund may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge.

     Purchasing Calls and Puts. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

     When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

     When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

     Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

     Stock Index Futures. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

     No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

     Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

     Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

     Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

     See "Options Trading" below.

     Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which certain Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund.

Dollar Roll Transactions

     The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Emerging Market Securities

     The Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Emerging Markets Fund do and certain of the other Funds may invest in equity securities of companies in "emerging markets." The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     The Montgomery Emerging Markets Focus Fund does not intend to diversify its portfolio across a large number of emerging market countries. Instead, the Fund's portfolio manager's objective is to concentrate its investments in a small number of emerging market countries (although it may invest in a number of companies in each selected country). Such a heavy concentration may make the Fund's net asset value ("NAV") extremely volatile and, if economic downturns or other events occur that adversely affect one or more of the countries the Fund invests in, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

Floating- and Variable-Rate Obligations

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Foreign Obligations and Securities

     Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

     The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

     The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

     The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Illiquid Securities

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

Initial Public Offerings

     Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Loans of Portfolio Securities

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Money Market Instruments and Temporary Investments

     The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

Mortgage-Related and Other Asset-Backed Securities

     The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs"). The Funds may also invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage

Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

     Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

Other Investment Companies

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company ("3% Limit"), (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     iShares. The Funds may invest in iShares Trust and iShares, Inc.("iShares") which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

     The International Equity Fund is authorized to purchase shares of an iShares Fund in excess of the 3% Limit noted above. Although the Fund may invest in an iShares Fund in excess of the 3% Limit, it may not purchase shares of any iShares Fund if, after such purchase, it would own more than 20% of the outstanding shares of the iShares Fund.

Participation Interests

     The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Privately Issued Securities

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements

     The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collaterized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

     A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

     The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

     Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

     In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund, except the Specialized Health Sciences Fund and the Specialized Technology Fund, will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. The Specialized Health Sciences Fund and the Specialized Technology Fund may make short sales that are not "against the box," however, such transactions may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Small Company Securities

     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

Synthetic Convertible Securities

     The Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. Government Obligations

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

     The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

Nationally Recognized Statistical Ratings Organizations

     The ratings of Moody's, S&P and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                          Position Held with                                              Other Public Company
Name, Age and             Registrant/               Principal Occupation(s)               or Investment Company
Address                   Length of Service/1/      During Past 5 Years                   Directorships
-------------             --------------------      ---------------------                 ---------------------
                                              INDEPENDENT TRUSTEES

Thomas S. Goho, 61        Trustee,                  Wake Forest University,                         N/A
                          since 1987                Calloway School of Business
                                                    and Accountancy, Benson-
                                                    Pruitt Professorship since
                                                    1999, Associate Professor of
                                                    Finance 1994-1999.

Peter G. Gordon, 61       Trustee, since            Chairman, CEO and Co-Founder                    N/A
                          1998; (Lead               of Crystal Geyser Water
                          Trustee, since            Company and President of
                          2001).                    Crystal Geyser Roxane Water
                                                    Company.

Richard M. Leach, 70      Trustee,                  President of Richard M. Leach                   N/A
                          since 1987                Associates (a financial
                                                    consulting firm).

Timothy J. Penny, 51      Trustee,                  Senior Counselor to the public                  N/A
                          since 1996                relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute,

                          Position Held with                                              Other Public Company
Name, Age and             Registrant/               Principal Occupation(s)               or Investment Company
Address                   Length of Service/1/      During Past 5 Years                   Directorships
-------------             --------------------      ---------------------                 ---------------------
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).

Donald C. Willeke, 63     Trustee,                  Principal of the law firm of                    N/A
                          since 1996                Willeke & Daniels.

                                             INTERESTED/2/ TRUSTEES

Robert C. Brown, 72       Trustee,                  Retired. Director, Federal                      N/A
                          since 1992                Farm Credit Banks Funding
                                                    Corporation and Farm Credit
                                                    System Financial Assistance
                                                    Corporation until February
                                                    1999.

J. Tucker Morse, 59       Trustee,                  Private Investor/Real Estate                    N/A
                          since 1987                Developer; Chairman of White
                                                    Point Capital, LLC.

                                                    OFFICERS

Karla M. Rabusch, 44      President,                Executive Vice President of Wells               N/A
                          since 2003                Fargo Bank, N.A.  and President
                                                    of Wells Fargo Funds Management,
                                                    LLC.  Senior Vice President and
                                                    Chief Administrative Officer of
                                                    Wells Fargo Funds Management, LLC
                                                    from March 2001 to March 2003.
                                                    Vice President of Wells Fargo
                                                    Bank, N.A. from December 1997 to
                                                    May 2000.

                          Position Held with                                              Other Public Company
Name, Age and             Registrant/               Principal Occupation(s)               or Investment Company
Address                   Length of Service/1/      During Past 5 Years                   Directorships
-------------             --------------------      ---------------------                 ---------------------

Stacie D. DeAngelo, 34    Treasurer,                Vice President of Wells Fargo                   N/A
                          Since 2003                Bank, N.A. and Vice President of
                                                    Operations for Wells Fargo
                                                    Funds Management, LLC.
                                                    Prior thereto, Operations
                                                    Manager at Scudder Weisel
                                                    Capital, LLC from October
                                                    2000 to May 2001 and
                                                    Director of Shareholder
                                                    Services at BISYS Fund
                                                    Services from September
                                                    1999 to October 2000; and
                                                    Assistant Vice President of
                                                    Operations with
                                                    Nicholas-Applegate Capital
                                                    Management from May 1993 to
                                                    September 1999.

C. David Messman, 43      Secretary,                Vice President and Counsel of                   N/A
                          since 2000                Wells Fargo Bank, N.A. since
                                                    January 1996.  Vice President and
                                                    Secretary of Wells Fargo Funds
                                                    Management, LLC since March
                                                    2001.

----------------

/1/    Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/    Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo &
Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds' most recently completed fiscal year.

     Compensation. Each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended September 30, 2002, the Trustees received the following compensation:

                               Compensation Table
                          Year Ended September 30, 2002

             Trustee                                 Compensation
             -------                                 ------------
                              INDEPENDENT TRUSTEES

         Thomas S. Goho                                $65,000
         Peter G. Gordon                               $72,500
         Richard M. Leach                              $65,000
         Timothy J. Penny                              $65,000
         Donald C. Willeke                             $65,000
                               INTERESTED TRUSTEES

         Robert C. Brown                               $65,000
         W. Rodney Hughes*                             $65,000
         J. Tucker Morse                               $65,000

         -----------------
         *  Retired as of 12/31/02.

     Beneficial Equity Ownership Information. As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                                           Calendar Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            Aggregate
Trustee                     Dollar Range of Equity Securities of the Stock Funds of Funds Trust             Dollar Range of
                                                                                                            Equity
                                                                                                            Securities of
                                                                                                            Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
                            Diversified Equity
                            Diversified Small Cap
                            Equity Income
                            Equity Index
                            Equity Value
                            Growth
                            Growth Equity
                            Index
                            International Equity
                            Large Cap Appreciation
                            Large Company Growth
                            Montgomery Emerging Markets Focus Fund
                            Montgomery Inst'l Emerging Markets Fund
                            Montgomery Mid Cap Growth
                            Montgomery Small Cap Fund
                            SIFE Specialized Financial Services
                            Small Cap Growth
                            Small Cap Opportunities
                            Small  Company Growth
                            Small Company Value
                            Specialized Health Sciences
                            Specialized Technology
-----------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT TRUSTEES

Thomas S. Goho              0  0   0   B  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0         D
Peter G. Gordon             A  0   0   0  0   0   0  0   0   0  A   0   0  0   0   0  0   A   0  0   0   0         B
Richard M. Leach            0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0         0
Timothy J. Penny            0  0   A   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0         B
Donald C. Willeke           0  0   0   0  0   0   B  B   0   0  0   0   0  0   0   0  A   B   A  0   0   A         B

                                                    INTERESTED TRUSTEES

Robert C. Brown             0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0         C
J. Tucker Morse             0  0   0   0  0   0   0  0   0   0  0   0   0  0   0   0  D   0   0  0   0   0         D
-----------------------------------------------------------------------------------------------------------------------------

         Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

         Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the expenses of the Funds and the expenses and performance information for a "Peer Group" of the Funds, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad based index. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and
(iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers many of whom have different investment philosophies and styles. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures including the Advisers' internal compliance policies relating to their respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with each sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which each sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was a sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed each sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Funds.

Investment Adviser.

     Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; (ii) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more master portfolios of Master Trust and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                   Annual Rate
         Stand-Alone Funds                               (as a percentage of net assets)
         -----------------                               -------------------------------
         Equity Index                                                 0.25%
         Growth                                                       0.75%
         International Equity                                         1.00%
         Montgomery Emerging Markets Focus                            1.10%
         Montgomery Institutional Emerging Markets                    1.10%
         Montgomery Mid Cap Growth                                    0.75%
         Montgomery Small Cap                                         0.90%
         SIFE Specialized Financial Services                          0.95%
         Small Cap Growth                                             0.90%
         Small Cap Opportunities                                      0.90%
         Specialized Health Sciences                                  0.95%
         Specialized Technology                                       1.05%

     As described in the second category above, the gateway feeder Funds each invest 100% of their assets in a single respective master portfolio of Master Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one master portfolio of Master Trust or to convert to a stand-alone Fund with a direct advisory relationship, the gateway feeder Funds each have a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single Master Portfolio of Master Trust. If a gateway feeder Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investment in various master portfolios. If a gateway feeder Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the gateway feeder Fund invests for the management of those assets.

                                Active        Dormant Asset       Pass-through
    Gateway Feeder Fund     Advisory Fees    Allocation Fees*    Advisory Fees**
    -------------------     -------------    ---------------     -------------
   Equity Income               0.00%             0.25%               0.75%
   Index                       0.00%             0.25%               0.15%
   Large Cap Appreciation      0.00%             0.25%               0.70%
   Large Company Growth        0.00%             0.25%               0.75%
   Small Company Growth        0.00%             0.25%               0.90%
   Small Company Value         0.00%             0.25%               0.90%

------------------
* Represents the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a gateway blended Fund.
** Represents the advisory fee payable to Funds Management as Adviser to the portfolio(s) of Master Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a stand-alone Fund.

     As described in the third category above, the following gateway blended Funds invest their respective assets in two or more master portfolios of Master Trust. For each of these Funds, Funds Management determines the master portfolios of Master Trust in which each gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets as indicated in the chart below. The gateway blended Funds also have the dormant advisory arrangements described above with respect to the gateway feeder Funds.

     ---------------------------------------------------------------------------------------
                                         Advisory Fees                     Master Level
      Gateway Blended Funds      (Maximum Asset Allocation Fees)      Dormant Advisory Fees*
     ---------------------------------------------------------------------------------------
     Diversified Equity                          0.25%                          0.72%
     Diversified Small Cap                       0.25%                          0.87%
     Growth Equity                               0.25%                          0.97%

-------------------
* Because the gateway blended Funds invest in two or more Master Trust portfolios with varying advisory fees, the dormant advisory fees reflect a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds, except for the Large Cap Appreciation, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach and Norwest Funds, the reorganization of the SIFE Trust Fund or the reorganization of the Montgomery Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Funds Management, Wells Fargo Bank, NIM, SIFE or MAM by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

Former Stagecoach Funds. For the periods indicated below, the following Funds and their predecessor portfolios paid to Funds Management/Wells Fargo Bank the following advisory fees and Funds Management/Wells Fargo Bank waived the indicated amounts:

        Fund                      Year-Ended                   Year-Ended                   Year-Ended
                                   9/30/02                       9/30/01                     9/30/00
                           Fees Paid     Fees Waived     Fees Paid    Fees Waived     Fees Paid    Fees Waived
                           ---------     -----------     ---------    -----------     ---------    -----------
Equity Index               $        0    $1,015,891     $  295,913    $1,132,694     $  693,280    $1,130,732
Growth                     $1,139,349    $1,214,040     $2,008,160    $1,182,900     $2,116,710    $1,255,710
International Equity       $2,431,712    $  360,711     $2,032,189    $  172,415     $1,131,268    $  593,029
Small Cap Growth           $1,452,697    $1,010,851     $2,593,243    $  604,473     $1,594,682    $1,855,697

Former Norwest Funds. For the periods indicated below, the following Funds and their predecessors paid Funds Management/Wells Fargo Bank or NIM, the following advisory fees and Funds Management/Wells Fargo Bank or NIM waived the indicated amounts:

                                             Year-Ended                    Year-Ended
                                               9/30/02                       9/30/01
                                               -------                       -------
                                         Fees          Fees            Fees           Fees
      Fund                               Paid         Waived           Paid          Waived
      ----                               ----         ------           ----          ------
      Diversified Equity              $1,244,456    $2,704,181      $2,464,740     $2,403,740
      Diversified Small Cap           $  147,907    $  348,352      $  220,086     $  130,203
      Equity Income                   $        0    $        0      $        0     $        0
      Growth Equity                   $  186,671    $1,112,660      $  890,932     $  617,310
      Index                           $        0    $        0      $        0     $        0
      Large Company Growth            $        0    $        0      $        0     $        0
      Small Cap Opportunities         $3,015,140    $   77,170      $2,336,810     $  281,280
      Small Company Growth            $        0    $        0      $        0     $        0

                                                       Year-Ended
                                                        9/30/00
                                                        -------
                                                   Fees          Fees
                  Fund                             Paid         Waived
                  ----                             ----         ------
                  Diversified Equity            $2,805,740    $2,403,037
                  Diversified Small Cap         $   82,950    $  143,843
                  Equity Income                 $        0    $        0
                  Growth Equity                 $1,233,732    $  746,723
                  Index                         $        0    $        0
                  Large Company Growth          $        0    $        0
                  Small Cap Opportunities       $2,031,584    $   68,995
                  Small Company Growth          $        0    $        0


Former SIFE Trust Fund. For the periods indicated below, the SIFE Specialized Financial Services Fund and its predecessor portfolio, paid to Funds Management or SIFE (the predecessor portfolio's investment adviser), the following advisory fees and Funds Management or SIFE waived the indicated amounts:

                                  Nine-Month Period Ended        Year Ended
                                         9/30/02                  12/31/01
                                         -------                  --------
                                     Fees         Fees         Fees        Fees
                Fund                 Paid        Waived        Paid       Waived
                ----                 ----        ------        ----       ------
     SIFE Specialized Financial   $3,976,130    $666,240    $9,319,732      $0
             Services

                                        Year Ended                Year Ended
                                         12/31/00                  12/31/99
                                         --------                  --------
                                     Fees         Fees         Fees        Fees
               Fund                  Paid        Waived        Paid       Waived
               ----                  ----        ------        ----       ------
     SIFE Specialized Financial   $9,395,394       $0       $13,497,674     $0
             Services

Large Cap Appreciation Fund, Small Company Value Fund, Specialized Health Sciences Fund and Specialized Technology Fund. For the fiscal year-ends indicated below, the Large Cap Appreciation Fund, Small Company Value, Specialized Health Sciences Fund and Specialized Technology Fund paid to Funds Management/Wells Fargo Bank the following advisory fees and Funds
Management/Wells Fargo Bank waived the indicated amounts:

--------------------------------------------------------------------------------------------------------------------
                                       9/30/02                     9/30/01                       9/30/00
                              --------------------------------------------------------------------------------------
          Fund                 Fees Paid   Fees Waived    Fees Paid     Fees Waived     Fees Paid     Fees Waived
--------------------------------------------------------------------------------------------------------------------
Large Cap Appreciation         $      0     $       0     $       0**    $      0**          N/A              N/A
--------------------------------------------------------------------------------------------------------------------
Small Company Value            $      0*    $       0*          N/A           N/A            N/A              N/A
--------------------------------------------------------------------------------------------------------------------
Specialized Health Sciences    $198,207     $ 144,463     $       0      $110,378            N/A              N/A
--------------------------------------------------------------------------------------------------------------------
Specialized Technology         $143,288     $ 571,169     $ 862,982      $227,685        $29,658***     $   9,761***
--------------------------------------------------------------------------------------------------------------------

-------------
* The amounts indicate fees paid from January 31, 2002, the Fund's commencement date, through September 30, 2002.
** The amounts indicate fees paid from August 31, 2001, the Fund's commencement date, through September 30, 2001.
*** The amounts indicate fees paid from September 18, 2000, the Fund's commencement date, through September 30, 2000.

Former Montgomery Funds. For the fiscal year-ends indicated below, the Funds or the predecessor portfolios to the Funds listed below paid to Funds Management, Wells Capital Management Incorporated

("Wells Capital Management") or ("WCM") or MAM the following investment advisory fees, and Funds Management, Wells Capital Management or MAM waived the indicated amounts:

-----------------------------------------------------------------------------------------------------------------
                                       6/30/03                     6/30/02                      6/30/01
       Fund                      Funds Mgmnt/WCM/MAM*                MAM                          MAM
                               ----------------------------------------------------------------------------------
                               Fees Paid  Fees Waived      Fees Paid    Fees Waived     Fees Paid     Fees Waived
-----------------------------------------------------------------------------------------------------------------
Montgomery Emerging            $167,929    $134,061       $        0        $0          $        0         $0
Markets Focus
Montgomery Institutional       $520,555    $239,500       $  496,563        $0          $2,913,481         $0
Emerging Markets
Montgomery Mid Cap Growth      $779,194    $290,488        1,310,953        $0           2,100,242         $0
Montgomery Small Cap           $356,549    $ 52,894       $  567,806        $0          $1,020,840         $0
-----------------------------------------------------------------------------------------------------------------

* For the fiscal year ended June 30, 2003, the predecessor portfolios to the Funds paid advisory fees to MAM for the period of July 1, 2002, through January 16, 2003, and to Wells Capital Management for the period of January 17, 2003, through June 8, 2003. The Funds paid advisory fees to Funds Management for the period of June 9, 2003, through June 30, 2003.

     For the period from January 17, 2003 through June 6, 2003, Wells Capital Management served as the investment adviser to the predecessor portfolios of the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund pursuant to an interim investment management agreement. Under the interim agreement, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

     ----------------------------------------------------------------------------------
                       Fund                     Avg. Daily Net Assets      Annual Rate
     ----------------------------------------------------------------------------------
      Montgomery Emerging Markets Focus           $0 - 250 million            1.10%
                                                $250 - 500 million            1.00%
                                                    **$500 million            0.90%
     ----------------------------------------------------------------------------------
                                                   $0 - 50 million            1.25%
      Montgomery Institutional Emerging          $50 - 100 million            1.00%
      Markets                                       **$100 million            0.90%
     ----------------------------------------------------------------------------------
      Montgomery Mid Cap Growth Fund                $0-200 million            1.40%
                                                    **$200 million            1.25%
     ----------------------------------------------------------------------------------
      Montgomery Small Cap                        $0 - 250 million            1.00%
                                                    **$250 million            0.80%
     ----------------------------------------------------------------------------------

** denotes greater than

     General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers.

     Funds Management has engaged Cadence Capital Management ("Cadence"), Dresdner RCM Global Investors LLC ("Dresdner"), Peregrine Capital Management, Inc. ("Peregrine"), Schroder Investment Management North America Inc. ("Schroder"), Smith Asset Management Group ("Smith"), and Wells Capital Management to serve as investment sub-advisers to the stand-alone Funds of the Trust and the master portfolios of Master Trust in which the gateway blended and gateway feeder Funds invest, as listed in the charts below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's (the "Trusts") Boards and the overall supervision and control of Funds Management and the Trusts, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds

Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to a Sub-Adviser.

     Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the master portfolio(s) in which the gateway Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway Fund invests all (or substantially all) of its assets in one or more master portfolios. In the event that a gateway Fund redeems its assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The dormant sub-advisory fees that would be charged to the gateway Funds are identical to the sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests, which are listed in the chart below.

     ------------------------------------------------------------------------
        Master Portfolio           Sub-Adviser                  Fees
     ------------------------------------------------------------------------
                                                        0-200M        0.30%
      Disciplined Growth               Smith           200-500M        0.20%
                                                         **500M        0.15%
     ------------------------------------------------------------------------
                                                         0-200M        0.25%
     Equity Income                 Wells Capital       200-400M        0.20%
                                     Management          **400M        0.15%
     ------------------------------------------------------------------------
     Index                         Wells Capital         0-200M        0.02%
                                     Management          **200M        0.01%
     ------------------------------------------------------------------------
     International Equity          Wells Capital         0-200M        0.35%
                                     Management          **200M        0.25%
     ------------------------------------------------------------------------
                                                         0-250M        0.30%
                                                        250-500M       0.20%
     Large Cap Appreciation           Cadence        500M-1 Billion    0.15%
                                                       **1 Billion     0.10%
     ------------------------------------------------------------------------
                                                          0-25M        0.75%
                                                         25-50M        0.60%
     Large Company Growth            Peregrine          50-275M        0.50%
                                                         **275M        0.30%
     ------------------------------------------------------------------------
     Small Cap Basic Value         Wells Capital         0-200M        0.25%
                                     Management          **200M        0.20%
     ------------------------------------------------------------------------
     Small Cap Index               Wells Capital         0-200M        0.02%
                                     Management          **200M        0.01%
     ------------------------------------------------------------------------
                                                          0-50M        0.90%
                                                        50-180M        0.75%
                                                       180-340M        0.65%
     Small Company Growth            Peregrine         340-685M        0.50%
                                                       685-735M        0.52%
                                                         **735M        0.55%
     ------------------------------------------------------------------------
     Small Company Value             Peregrine           0-175M        0.50%
                                                         **175M        0.75%
     ------------------------------------------------------------------------

** denotes greater than

     Funds Management has engaged Dresdner, Schroder and Wells Capital Management as investment sub-advisers for the stand-alone Funds of the Trust listed below. For providing sub-advisory services, Dresdner, Schroder and Wells Capital Management are entitled to receive fees as described below.

       ------------------------------------------------------------------------
                 Fund                      Sub-Adviser               Fee
       ------------------------------------------------------------------------
       Equity Index                       Wells Capital      0-200M        02%
                                            Management       **200M      0.01%
       ------------------------------------------------------------------------
                                                             0-200M      0.25%
       Growth                             Wells Capital    200-400M      0.20%
                                            Management       **400M      0.15%
       ------------------------------------------------------------------------
       International Equity               Wells Capital      0-200M      0.35%
                                            Management       **200M      0.25%
       ------------------------------------------------------------------------
       Montgomery Emerging Markets        Wells Capital      0-200M      0.35%
       Focus                                Management       **200M      0.25%
       ------------------------------------------------------------------------
       Montgomery Institutional           Wells Capital      0-200M      0.35%
       Emerging Markets                     Management       **200M      0.25%
       ------------------------------------------------------------------------
       Montgomery Mid Cap Growth          Wells Capital      0-200M      0.25%
                                            Management       **200M      0.20%
       ------------------------------------------------------------------------
       Montgomery Small Cap              Wells Capital       0-200M      0.25%
                                           Management        **200M      0.20%
       ------------------------------------------------------------------------
       SIFE Specialized Financial        Wells Capital       0-200M      0.25%
       Services                            Management        0-400M      0.20%
                                                             **400M      0.15%
       ------------------------------------------------------------------------
       Small Cap Growth                   Wells Capital       0-200M     0.25%
                                            Management       **200M      0.20%
       ------------------------------------------------------------------------
       Small Cap Opportunities               Schroder        0-275M      0.50%
                                                             **275M      0.45%
       ------------------------------------------------------------------------
                                                              0-50M      1.00%
       Specialized Health Sciences           Dresdner       50-100M      0.70%
                                                             **100M      0.55%
       ------------------------------------------------------------------------
                                                              0-50M      1.00%
       Specialized Technology                Dresdner       50-100M      0.70%
                                                             **100M      0.55%
       ------------------------------------------------------------------------

**denotes greater than

     Unaffiliated Sub-Advisers. Listed below is the aggregate dollar amount of sub-advisory fees paid by each Fund to the following unaffiliated sub-advisers for the year ended September 30, 2002:

      -----------------------------------------------------------------------
                                                                Fees Waived/
                Fund                Sub-Adviser    Fees Paid     Reimbursed
      -----------------------------------------------------------------------
      Large Cap Appreciation         Cadence      $        0          $0
      Small Cap Opportunities        Schroder     $2,105,560          $0
      Specialized Health Sciences    Dresdner     $  342,670          $0
      Specialized Technology         Dresdner     $  680,435          $0
      -----------------------------------------------------------------------

Administrator

     The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund's Class A, Class B or Class C shares; 0.25% of the average daily net assets of a Fund's Institutional Class shares; and 0.15% of the average daily net assets of a Fund's Select Class shares.

     As discussed in the "Historical Fund Information" section, the Funds, except for the Large Cap Appreciation, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of either the Stagecoach and Norwest funds, the reorganization of the SIFE Trust Fund or the reorganization of the Montgomery funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the administrator(s) by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

Former Stagecoach Funds. The predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator from March 25, 1999 through the date of the Reorganization. Wells Fargo Bank was entitled to receive a monthly fee of 0.03% of the average daily net assets of each Fund.

     For the fiscal year-ends indicated below, the following Funds and their predecessor portfolios paid the following dollar amounts to Funds Management and/or Wells Fargo for administration services:

-----------------------------------------------------------------------------------------
                             9/30/02                 9/30/01                9/30/00
                        -----------------------------------------------------------------
         Fund              Funds Mgmt        Funds Mgmt/Wells Fargo       Wells Fargo
-----------------------------------------------------------------------------------------
Equity Index                $  97,868               $ 857,166              $1,094,408
Growth                      $ 470,678               $ 638,212              $  698,197
International Equity        $ 418,863               $ 330,691              $  258,644
Small Cap Growth            $ 410,591               $ 532,953              $  578,373
-----------------------------------------------------------------------------------------

Former Norwest Funds. For the fiscal year-ends indicated below, the following Funds and their predecessor portfolios paid the following dollar amounts to Funds Management and/or Wells Fargo for administration services:

-------------------------------------------------------------------------------------------
                                       9/30/02               9/30/01           9/30/00
                              -------------------------------------------------------------
            Fund               Funds Mgmt/Wells Fargo      Wells Fargo       Wells Fargo
-------------------------------------------------------------------------------------------
Diversified Equity                   $ 2,369,182            $ 2,920,667      $ 3,134,337
Diversified Small Cap                $   297,755            $   210,174      $   128,913
Equity Income                        $   677,568            $ 1,243,522      $ 1,541,674
Growth Equity                        $   783,412            $   958,099      $ 1,116,704
Index                                $    43,195            $   909,459      $   816,006
Large Company Growth                 $         0            $   664,544      $   905,609
Small Cap Opportunities              $   515,385            $   436,348      $   341,299

-------------------------------------------------------------------------------------------
                                       9/30/02               9/30/01           9/30/00
                              -------------------------------------------------------------
Small Company Growth                 $   536,754            $   779,682      $   781,770
-------------------------------------------------------------------------------------------

Former SIFE Trust Fund. For the period indicated below, the SIFE Specialized Financial Services Fund paid to Funds Management the administrative fees listed below. The predecessor portfolio did not pay any administrative fees to its administrator (SIFE) for the fiscal years ended 12/31/01, 12/31/00 and 12/31/99.

   ------------------------------------------------------------------------
                                                    Nine-Month Period
                                                      Ended 9/30/02
                                             ------------------------------
                     Fund                               Fees Paid
   ------------------------------------------------------------------------
   SIFE Specialized Financial Services                 $  733,005
   ------------------------------------------------------------------------

Large Cap Appreciation Fund, Small Company Value Fund, Specialized Health Sciences Fund and Specialized Technology Fund. For the periods indicated below, the Large Cap Appreciation Fund, Small Company Value Fund, Specialized Health Sciences Fund and the Specialized Technology Fund paid the following dollar amounts to Funds Management/Wells Fargo Bank for administration fees:

----------------------------------------------------------------------------------------
                                     Year Ended        Year Ended         Year Ended
              Fund                    9/30/02            9/30/01           9/30/00
----------------------------------------------------------------------------------------
Large Cap Appreciation               $       0          $      4             N/A
Small Company Value                  $       0               N/A             N/A
Specialized Health Sciences          $  54,106          $  4,352             N/A
Specialized Technology               $ 102,065          $155,810           $5,632*
----------------------------------------------------------------------------------------

_____________
* The amount indicates fees paid from September 18, 2000, the Fund's commencement date, through September 30, 2000.

Former Montgomery Funds. Prior to June 9, 2003, MAM served as administrator to the predecessor portfolios of the Funds listed below. For the periods indicated below, the Funds or their predecessor portfolios paid the following dollar amounts to Funds Management and/or MAM for administration fees:

-------------------------------------------------------------------------------------------------------
                                    Year Ended 6/30/03     Year Ended 6/30/02     Year Ended 6/30/01
              Fund                   Funds Mgmnt/MAM               MAM                    MAM
-------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus       $  17,616             $    7,366              $    4,706
Montgomery Institutional Emerging
Markets                                 $  31,912             $   32,853              $   53,879
Montgomery Mid Cap Growth               $  54,146             $   87,341              $  134,767
Montgomery Small Cap                    $  28,251             $   44,244              $   71,705
-------------------------------------------------------------------------------------------------------

Distributor

     Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as distributor for the Funds. The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     For the fiscal year ended September 30, 2002, the Funds listed below paid to Stephens, pursuant to the Plan, the following fees for distribution related expenses:

                                DISTRIBUTION FEES

                                                Printing, Mailing    Compensation to       Comp. to           Other
         Fund          Total      Advertising      & Prospectus        Underwriters         Br/Dlrs         (Explain)
Diversified Equity
   Class B           $   863,058      $ 0                $ 0            $        0        $         0      $   863,058
   Class C           $    64,733      $ 0                $ 0            $   37,301        $    27,432      $         0
Equity Income
   Class B           $   987,544      $ 0                $ 0            $        0        $         0      $   987,544
   Class C           $    69,002      $ 0                $ 0            $   45,696        $    23,306      $         0
Equity Index
   Class B           $   532,003      $ 0                $ 0            $        0        $         0      $   532,003
Growth
   Class B           $   234,221      $ 0                $ 0            $        0        $         0      $   234,221
Growth Equity
   Class B           $   135,814      $ 0                $ 0            $        0        $         0      $   135,814
   Class C           $    17,048      $ 0                $ 0            $   15,974        $     1,074      $         0
International Equity
   Class B           $   300,810      $ 0                $ 0            $        0        $         0      $   300,810
   Class C           $    22,330      $ 0                $ 0            $   11,343        $    10,987      $         0
Large Cap
  Appreciation
   Class B           $     7,771      $ 0                $ 0            $        0        $         0      $     7,771
   Class C           $     1,146      $ 0                $ 0            $    1,146        $         0      $         0
Large Company Growth

                                                Printing, Mailing    Compensation to       Comp. to           Other
         Fund          Total      Advertising      & Prospectus        Underwriters         Br/Dlrs         (Explain)
   Class B           $ 2,386,679      $ 0                $ 0            $        0        $         0      $ 2,386,679
   Class C           $   249,867      $ 0                $ 0            $  145,490        $   104,377      $         0
SIFE Specialized
  Financial Services
   Class B           $   140,051      $ 0                $ 0            $        0        $         0      $   140,051
   Class C           $    12,060      $ 0                $ 0            $   12,060        $         0      $         0
Small Cap Growth
   Class B           $   349,995      $ 0                $ 0            $        0        $         0         $349,995
   Class C           $    89,012      $ 0                $ 0            $   32,220        $    56,792      $         0
Small Company Value
   Class B           $    16,116      $ 0                $ 0            $        0        $         0      $    16,116
   Class C           $        18      $ 0                $ 0            $       18        $         0      $         0
Specialized Health
  Sciences
   Class B           $   141,481      $ 0                $ 0            $        0        $         0      $   141,481
   Class C           $    19,134      $ 0                $ 0            $   14,733        $     4,401      $         0
Specialized
  Technology
   Class B           $   272,456      $ 0                $ 0            $        0        $         0      $   272,456
   Class C           $    57,712      $ 0                $ 0            $   16,511        $    41,201      $         0

     The most recent fiscal year-end for the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds was June 30, 2003. For the period of June 9, 2003 through June 30, 2003, Stephens Inc. served as distributor to the Funds. Prior to June 9, 2003, Funds Distributor, Inc. ("Funds Distributor") served as the distributor to the predecessor portfolios of these Funds. For the fiscal year ended June 30, 2003, the Funds paid the following distribution-related expenses:

---------------------------------------------------------------------------------
                     Fund                       Compensation to Broker-Dealers
---------------------------------------------------------------------------------
Montgomery Emerging Markets Focus                        $    328
---------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets                $      0
---------------------------------------------------------------------------------
Montgomery Mid Cap Growth                                $  2,311
---------------------------------------------------------------------------------
Montgomery Small Cap                                     $  2,010
---------------------------------------------------------------------------------

     Prior to June 9, 2003, the Montgomery Emerging Markets Focus, the Montgomery Institutional Emerging Markets, the Montgomery Mid Cap Growth and the Montgomery Small Cap Funds used their 12b-1 Plan expenses to compensate broker-dealers who sold the Funds. None of the Funds' 12b-1 Plan expenses were used towards advertising, printing/mailing of prospectuses to other than current shareholders of the Funds, compensation to underwriters, compensation to sales personnel, interest, carrying or other financing charges.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent.

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund as indicated below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

        ----------------------------------------------------------
                        Fund                               Fee
        ----------------------------------------------------------
         Diversified Equity
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Diversified Small Cap
              Institutional Class                         0.10%
         Equity Income
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Equity Index
              Class A                                     0.25%
              Class B                                     0.25%

        ----------------------------------------------------------
                        Fund                               Fee
        ----------------------------------------------------------
         Growth
              Class A                                     0.25%
              Class B                                     0.25%
              Institutional Class                          N/A
         Growth Equity
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Index
              Institutional Class                          N/A
         International Equity
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Large Cap Appreciation
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Large Company Growth
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Montgomery Emerging Markets Focus
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                          N/A
         Montgomery Institutional Emerging Markets
              Select Class                                 N/A
         Montgomery Mid Cap Growth
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
         Montgomery Small Cap
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                         0.10%
         SIFE Specialized Financial Services
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
         Small Cap Growth
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
              Institutional Class                         0.10%
         Small Cap Opportunities
              Institutional Class                         0.10%
         Small Company Growth
              Institutional Class                         0.10%
         Small Company Value
              Class A                                     0.25
              Class B                                     0.25
              Class C                                     0.25
              Institutional Class                         0.10

        ---------------------------------------------- -----------
                        Fund                               Fee
        ---------------------------------------------- -----------
         Specialized Health Sciences
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%
         Specialized Technology
              Class A                                     0.25%
              Class B                                     0.25%
              Class C                                     0.25%

     General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

Custodian.

     Wells Fargo Bank MN, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund, except for the gateway funds, International Equity Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Specialized Health Sciences Fund and Specialized Technology Fund. The gateway funds are not charged a custody fee at the gateway level, provided that they remain gateway funds and Wells Fargo Bank MN receives custodial fees from the Master Trust portfolios. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.10% of the average daily net assets of the International Equity Fund, 0.25% of the average daily net assets of the Montgomery Emerging Markets Focus Fund and Montgomery Institutional Emerging Markets Fund; and 0.07% of the average daily net assets of the Specialized Health Sciences Fund and Specialized Technology Fund.

Fund Accountant.

     Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based Fund Complex fee, as listed in the chart below:

         ------------------------------------------------------
         Average Fund Complex Daily     Annual Asset Based Fees
                  Net Assets
         ------------------------------------------------------
                 $0-85 billion                 0.0057%
         ------------------------------------------------------
                  >$85 billion                 0.0025%
         ------------------------------------------------------

     Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo

Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket expenses.

     Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds, except the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds. For its services as fund accountant, Forum Accounting received a monthly base fee per Fund ranging from $2,000 for gateway funds up to $5,833 for Funds with significant holdings in asset-backed securities. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting was also entitled to receive a fee equal to 0.0025% of the average daily net assets of each Fund (excluding the net assets invested in master portfolios of Master Trust which paid Forum Accounting a similar fee).

Transfer and Dividend Disbursing Agent.

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions.

     Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Funds and the amounts retained by Stephens are as follows:

        Period Ended                Period Ended              Period Ended
          9/30/02                     9/30/01                   9/30/00
          -------                     -------                   -------
     Paid       Retained        Paid       Retained        Paid       Retained
     ----       --------        ----       --------        ----       --------

  $5,144,052    $ 292,472   $ 7,580,365    $ 719,187   $ 5,764,715    $ 847,879

     Forum served as principal underwriter of the predecessor Norwest portfolios. For the period indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Funds and the amount retained by Forum are as follows:

                                    Period Ended
                                      9/30/00
                                      -------
                                Paid       Retained
                                ----       --------
                            $ 6,214,051    $2,289,826

     Funds Distributor served as the principal underwriter for the predecessor portfolios of the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund. These Funds did not pay any underwriting commissions during their past three fiscal years.

Code of Ethics.

     The Fund Complex, the Adviser and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or adviser;

(ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Advisers are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

         The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund ratings services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

Average Annual Total Return:

         The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information for the Funds, except the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund, for the fiscal year ended September 30, 2002 is incorporated by reference to the Funds' Annual Report. Average annual total return information for the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund for the fiscal year ended June 30, 2003 is incorporated by reference to the Annual Report for these Funds.

         Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV\\D\\") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV\\D\\.

         Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by a SEC, a Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV\\DR\\"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV\\DR.\\

         All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, for the calendar year ended December 31, 2002 is presented in the Prospectuses.

         From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a class of a Fund in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

         Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

         In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class's past performance with other rated investments.

         From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to the Trust account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

         The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's Adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2003, Funds Management and its affiliates managed over $183 billion in assets.

         The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

         NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

         Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the NASDAQ Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

         Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

         For the Funds that invest directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

            The dealer reallowance for Class A shares is as follows:

            ---------------------------------------------------------------------------------------
                                         Front-End Sales     Front-End Sales          Dealer
                                           Charge as%          Charge as %         Reallowance
                Amount of Purchase          of Public         of Net Amount       as % of Public
                                         Offering Price          Invested         Offering Price
            ---------------------------------------------------------------------------------------
            Less than $50,000                 5.75%               6.10%               5.00%
            ---------------------------------------------------------------------------------------
            $50,000 to $99,999                4.75%               4.99%               4.00%
            ---------------------------------------------------------------------------------------
            $100,000 to $249,999              3.75%               3.90%               3.00%
            ---------------------------------------------------------------------------------------
            $250,000 to $499,999              2.75%               2.83%               2.25%
            ---------------------------------------------------------------------------------------
            $500,000 to $999,999              2.00%               2.04%               1.75%
            ---------------------------------------------------------------------------------------
            $1,000,000 and over/1/            0.00%               0.00%               1.00%
            ---------------------------------------------------------------------------------------

            /1/We will assess Class A shares purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs for Class A shares are based on the lower of the NAV on the date of purchase or the date of redemption.

         Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

         Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

         Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No CDSC is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

         Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo equity fund may purchase Class A shares of such fund at NAV.

         Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.

         Temporary Waiver of Sales Charges for Certain Purchases. Through April 30, 2004, no front-end sales charge will be imposed on any purchase of shares of Wells Fargo WealthBuilder Portfolios or Class A shares of any other Wells Fargo Fund if: (i) such purchase is made with the proceeds of a redemption from any mutual fund that is not in the Wells Fargo Funds family within 120 days from the date of the redemption; and (ii) an initial or contingent deferred sales charge was paid on the prior investment in such mutual fund. Investors will be required to provide appropriate proof of eligibility for this sales charge waiver. Not all selling agents are participating in this program. If you intend to purchase shares through a selling agent, please consult your selling agent to determine their participation in this program.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated broker-dealers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities of a Fund, each Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

         Each Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the advisory contracts, and the expenses of each Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

         The portfolio turnover rates for the SIFE Specialized Financial Services Fund and the Specialized Technology Fund varied significantly over the past two fiscal years. The variation in the rate for the SIFE Specialized Financial Services Fund was primarily due to its reorganization with the SIFE Trust Fund. The variation in the rate for the Specialized Technology Fund was primarily due to the Sub-Adviser's use of defensive strategies to try to minimize downside risk. Such strategies included raising and reinvesting cash based on economic news and rotating assets among multiple sub-sectors. These Funds do not expect to maintain a high portfolio turnover rate under normal circumstances.

         Brokerage Commissions. For the periods listed below, the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                                                       Total Commissions

                             Fund                   Year-Ended           Year Ended           Year Ended
                                                      9/30/02             9/30/01              9/30/00
                Equity Index                        $   23,031           $   41,554          $   50,274
                Growth                              $  781,827           $  571,618          $  496,602
                International Equity                $  251,855           $  281,975          $  239,101
                Large Cap Appreciation              $  267,582                 N/A               N/A
                Large Company Growth                $1,776,440                 N/A               N/A
                Small Cap Growth                    $5,028,008           $1,245,634          $  792,947
                Small Cap Opportunities             $1,253,748           $  950,000          $1,167,151
                SIFE Specialized Financial          $3,273,054                 N/A               N/A
                Services
                Specialized Health Sciences         $  160,108           $   37,000              N/A
                Specialized Technology              $  766,088           $  463,000          $   18,602

         For the past three fiscal years ended June 30, the predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

         ----------------------------------------------------------------------------------------------
                      Fund                Year Ended 6/30/02   Year Ended 6/30/01  Year Ended 6/30/00
         ----------------------------------------------------------------------------------------------
         Montgomery Emerging
         Markets Focus                         $ 82,448            $   77,614          $   83,104
         ----------------------------------------------------------------------------------------------
         Montgomery Institutional              $661,134            $1,013,701          $1,223,380
         ----------------------------------------------------------------------------------------------

         ----------------------------------------------------------------------------------------------
         Emerging Markets
         ----------------------------------------------------------------------------------------------
         Montgomery Mid Cap Growth             $197,593             $266,471           $1,422,070
         ----------------------------------------------------------------------------------------------
         Montgomery Small Cap                  $125,914             $142,193           $1,030,319
         ----------------------------------------------------------------------------------------------

         For the fiscal year ended September 30, 2002, the Sub-Advisers listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions. No commissions were paid to affiliated brokers:

      -------------------------------------------------------------------
              Sub-Adviser          Commissions Paid    Transactions Value
      -------------------------------------------------------------------
      Cadence                         $   15,352         $    14,205,033
      Dresdner                        $  238,393         $   137,136,787
      Peregrine                       $  477,502         $   211,459,371
      Wells Capital Management*       $1,592,659         $ 1,050,476,120
      -------------------------------------------------------------------
      ______________
      * Includes all transactions executed for the Wells Fargo Funds complex, including Wells Fargo Variable Trust and Master Trust.

         None of the other Sub-Advisers participate in such directed brokerage practices.

         For the fiscal year ended June 30, 2002, the predecessor portfolios of the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund did not direct brokerage transactions to a broker for research services provided to the Funds.

         Securities of Regular Broker-Dealers. As of September 30, 2002, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

                     Fund                            Broker Dealer                  Amount
                     ----                            -------------                  ------
    Equity Index                            Banc of America Securities, LLC      $ 3,943,000

    International Equity                          UBS Securities, LLC            $ 3,646,000

    SIFE Specialized Financial Services     Banc of America Securities, LLC      $17,583,000

           For the fiscal year ended June 30, 2002, the predecessor portfolios of the Montgomery Emerging Markets Focus Fund, the Montgomery Institutional Emerging Markets Fund, the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund did not hold securities of any of their regular broker-dealers.

                                  FUND EXPENSES

         From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Fund shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in a Fund, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         General. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities (other than those described in clause (A) limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes all of its investment company taxable income and net capital gain to its shareholders, it generally will not be subject to federal income taxation on such income and gain. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Funds will not be subject to federal income taxation.

         A Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

         Equalization Accounting. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of the method may be subject to IRS scrutiny.

         Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Funds will not be subject to the excise tax.

         Investment through Master Portfolios. Some of the Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master or master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

         Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         If a Fund acquires any equity interest (under proposed Treasury Regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies," or "PFICs"), the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund cannot pass through to its shareholders any credit or deduction for such taxes and interest charges. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to limit their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

         Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the Fund's distributions during the year which equal the year's earnings and profits will be deemed to have constituted taxable distributions. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

         Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states grant tax-free status to distributions to individual shareholders attributable to a Fund's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

         Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption or exchange of his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Fund shares for greater than one year at the time of the sale or exchange.

         If a shareholder redeems or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

         Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only the International Equity Fund expects to qualify for the election. However, the International Equity Fund may not make the election each year. Also, even if a Fund qualifies for and makes the election, foreign income and similar taxes will only pass-through to a Fund shareholder where (i) the shareholder holds the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund holds the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend. These holding periods increase for certain dividends on preferred stock.

         An individual with $300 or less of creditable foreign taxes attributable to passive income generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

         Federal Income Tax Rates. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

         Such recently enacted tax legislation also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1,

2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend.

         The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

         Backup Withholding. A Fund may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

         Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

         Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days (91 days in the case of certain dividends on preferred stock) during the 90 day (180 day) period beginning 45 days (90 days) prior to the date upon which the Fund becomes entitled to such dividend income.

         Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

                      PROXY VOTING POLICIES AND PROCEDURES

         Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

         The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

         Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

         The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

         The Procedures set forth Funds Management's general position on various proposals, such as:

         - Routine Items - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

         - Corporate Governance - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

         - Anti-Takeover Matters - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

         - Mergers/Acquisitions and Corporate Restructurings - Funds Management's Proxy Committee will examine these items on a case-by-case basis.

         - Shareholder Rights - Funds Management will generally vote against proposals that may restrict shareholder rights.

         In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

         In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

         In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

         Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.

                                  CAPITAL STOCK

         The Funds are twenty-one of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the

Fund with all other shares. Shareholders bear their pro rata portion of a Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Funds' fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

         As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of October 20, 2003 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF OCTOBER 20, 2003

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
Diversified Equity
-------------------------------------------------------------------------------------------------------------------
   Class A                    City of Hastings Nebraska                              Record            10.97%
                              Retirement Plan
                              C/O Great West Recordkeeper
                              8515 E Orchard Rd #2t2
                              Englewood, CO 80111-5037
-------------------------------------------------------------------------------------------------------------------
   Class B                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class C                    EMJAYCO                                                Record            34.79%
                              Omnibus Account
                              P.O. Box 170910
                              Milwaukee, WI 53217-0909
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            89.84%
                              Diversified Equity I
                              Attn:  Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------------------------------------------
Diversified Small Cap
-------------------------------------------------------------------------------------------------------------------
Institutional Class           Actone                                                 Record            80.09%
                              Acct # 210014363-2
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Actone                                                 Record            14.37%
                              Acct # 210014362-9
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------------------------------------------
Equity Income
-------------------------------------------------------------------------------------------------------------------
   Class A                    PFPC Brokerage Services                                Record             8.71%
                              FBO Wells Fargo
                              211 South Gulph Road
                              King of Prussia, PA 19406-3101
-------------------------------------------------------------------------------------------------------------------
   Class B                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class C                    EMJAYCO                                                Record            32.56%
                              Onmibus Account
                              P.O. Box 170910
                              Milwaukee, WI 53217-0909
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            38.52%
                              Income Equity I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Wells Fargo Bank MN NA FBO                             Record            29.80%
                              Income Equity I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Wells Fargo Bank MN MA FBO                             Record            28.36%
                              Income Equity I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------------------------------------------
Equity Index
-------------------------------------------------------------------------------------------------------------------
   Class A                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class B                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
Growth Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    PFPC Brokerage Services                                Record            12.49%
                              FBO Wells Fargo
                              211 South Gulph Road
                              King of Prussia, PA 19406-3101
-------------------------------------------------------------------------------------------------------------------
   Class B                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            56.64%
                              ValuGrowth Stock Fund I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Wells Fargo Bank MN NA FBO                             Record            27.57%
                              ValuGrowth Stock Fund I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Wells Fargo Bank MN NA FBO                             Record             6.12%
                              ValuGrowth Stock Fund I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------------------------------------------
Growth Equity Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class B                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class C                    EMJAYCO                                                Record            81.09%
                              Omnibus Account
                              P.O. Box 170910
                              Milwaukee, WI 53217-0909

                              American Enterprise Investment Services                Record             5.10%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            97.24%
                              Growth Equity I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------------------------------------------
Index Fund
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            80.69%
                              Index Fund I
                              Attn: Mutual Fund OPS
                              2100014379-7
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

                              Wells Fargo Bank MN NA FBO                             Record            10.55%
                              Index Fund I
                              Attn: Mutual Fund OPS
                              2100014377-1
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------------------------------------------
International Equity Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co. Inc.                              Record            18.22%
                              Special Custody Account
                              Exclusively FBO the customers
                              101 Montgomery Street
                              San Francisco, CA 94104-4122

                              MLPF&S for the Sole Benefit of Its Customers           Record             6.73%
                              ATTN Mutual Fund Administration
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              4800 Deer Lake Dr E Fl 3
                              Jacksonville, FL  32246-6484
-------------------------------------------------------------------------------------------------------------------
   Class B                    American Enterprise Investment Services                Record             7.97%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------------
     Class C                  EMJAYCO                                                Record            38.54%
                              Omnibus Account
                              PO Box 170910
                              Milwaukee, WI 53217-0909

                              American Enterprise Investment Services                Record            14.02%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------------
     Institutional Class      Wells Fargo Bank MN NA FBO                             Record            55.26%
                              Wells Fargo Int. Equity Fund CL I
                              Attn:  Mutual Fund OPS
                              Acct. # 2244404764-9
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533

                              Wells Fargo Bank MN NA FBO                             Record            36.30%
                              Wells Fargo Int. Equity Fund CL I
                              Attn:  Mutual Fund OPS
                              Acct # 2244404756-8
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533

                              Wells Fargo Bank MN NA FBO                             Record             6.73%
                              Wells Fargo Int. Equity Fund CL I
                              Attn:  Mutual Fund OPS
                              Acct # 2244404752-6
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co. Inc.                              Record            10.88%
                              Special Custody Account
                              Exclusively FBO the customers
                              101 Montgomery Street
                              San Francisco, CA 94104-4122

                              Wells Fargo Investments LLC                            Record             6.48%
                              A/C7521-6176
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis  MN  54402-1916
-------------------------------------------------------------------------------------------------------------------
   Class B                    American Enterprise Investment Services                Record            12.23%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446

                              Wells Fargo Investments LLC                            Record             6.46%
                              A/C 1994-8586
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis  MN  54402-1916

                              Wells Fargo Investments LLC                            Record             5.41%
                              A/C 8100-7970
                              608 Second Avenue South 8/th/ Fl
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              Minneapolis  MN  54402-1916
-------------------------------------------------------------------------------------------------------------------
   Class C                    American Enterprise Investment Services                Record            36.82%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446

                              Wells Fargo Investments LLC                            Record            10.64%
                              A/C 1011-1953
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis  MN  54402-1916

                              Wells Fargo Investments LLC                            Record            7.18%%
                              A/C 7423-4078
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis  MN  54402-1916

                              Wells Fargo Investments LLC                            Record             6.36%
                              A/C 7103-4707
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis  MN  54402-1916

                              Wells Fargo Investments LLC                            Record             5.57%
                              A/C 2182-7638
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis  MN  54402-1916
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank Minnesota, NA                         Record            80.91%
                              Omnibus Account R/R
                              c/o Mutual Fund Processing
                              PO Box 1533
                              Minneapolis, MN 55480-1533

                              MII Life Ins                                           Record            18.97%
                              1303 Corporate Center Drive
                              Eagan, MN  55121-1204
-------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Wells Fargo Investments LLC                            Record            30.06%
                              A/C 4986-9478
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record            22.47%
                              A/C 4555-8303
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record            12.11%
                              A/C 3864-8921
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record            11.30%
                              A/C 4413-8800
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Funds Management LLC                       Record             6.19%
                              525 Market St 12/th/ Fl
                              MAC A0103-121
                              San Francisco, CA 94105-2720

                              Wells Fargo Investments LLC                            Record             5.82%
                              A/C 3038-1830
                              608 Second Avenue South 8/th/ Fl
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              Minneapolis, 55402-1916
-------------------------------------------------------------------------------------------------------------------
   Class B                    Wells Fargo Investments LLC                            Record            21.44%
                              A/C 2504-1152
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Funds Management LLC                       Record            21.27%
                              525 Market St 12/th/ Fl
                              MAC A0103-121
                              San Francisco, CA 94105-2720

                              Wells Fargo Investments LLC                            Record            19.74%
                              A/C 3592-8743
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record            10.61%
                              A/C 3333-7230
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record             8.23%
                              A/C 1540-3759
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record             7.32%
                              A/C 1540-3759
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916

                              Wells Fargo Investments LLC                            Record             7.12%
                              A/C 8692-3840
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916
-------------------------------------------------------------------------------------------------------------------
   Class C                    Wells Fargo Funds Management LLC                       Record            82.65%
                              525 Market St 12/th/ Fl
                              MAC A0103-121
                              San Francisco, CA 94105-2720

                              Wells Fargo Investments LLC                            Record            17.35%
                              A/C 8692-3840
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, 55402-1916
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Funds Management LLC                       Record              100%
                              525 Market St 12/th/ Fl
                              MAC A0103-121
                              San Francisco, CA 94105-2720
-------------------------------------------------------------------------------------------------------------------
Large Company Growth Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co. Inc.                              Record            21.62%
                              Special Custody Account
                              Exclusively FBO the customers
                              101 Montgomery Street
                              San Francisco, CA 94104-4122

                              State Street Corp FBO                                  Record             5.61%
                              First Data Corporation
                              12510 E Belford Ave Ste M21B5
                              Englewood CO  80112-5939
-------------------------------------------------------------------------------------------------------------------
   Class B                    American Enterprise Investment Services                Record             5.76%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------------
   Class C                    American Enterprise Investment Services                Record            15.58%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446

                              EMJAYCO                                                Record            14.97%
                              Omnibus Account
                              PO Box 170910
                              Milwaukee, WI 53217-0909

                              MLPF&S for the Sole Benefit                            Record             8.72%
                              Of Its Customers
                              ATTN Service Team
                              4800 Deer Lake Dr E Fl 3
                              Jacksonville FL  32246-6484
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            57.45%
                              Large Company Growth I
                              Attn:  Mutual Fund OPS
                              Acct #2100014391-7
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533

                              Wells Fargo Bank MN NA FBO                             Record            15.91%
                              Large Company Growth I
                              Attn:  Mutual Fund OPS
                              Acct #2100014389-4
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533

                              Wells Fargo Bank MN NA FBO                             Record             5.38%
                              Large Company Growth I
                              Attn:  Mutual Fund OPS
                              Acct #2100014388-1
                              P.O. Box 1533
                              Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fous Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co Inc                                Record            33.76%
                              Special Custody Account Exclusively
                              FBO The Customers
                              101 Montgomery St
                              San Francisco, CA  94104-4122
-------------------------------------------------------------------------------------------------------------------
   Class B                    American Enterprise Investment Services                Record            23.91%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, CA  55440-9446

                              Wells Fargo Investments LLC                            Record            12.98%
                              A/C 3852-4313
                              608 Second Avenue South 8/th/  Fl
                              Minneapolis, MN  5544-9446

                              NFSC FEBO # APW-046469                                 Record             8.38%
                              NFS/FMTC Rollover IRA
                              FBO Sharon Camden
                              11467 New Farrington Court
                              Glen Allen, VA 23059-1629

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              Wells Fargo Investments LLC                            Record             5.77%
                              A/C 1097-2589
                              608 Second Avenue South 8th  Fl
                              Minneapolis, MN  5544-9446
-------------------------------------------------------------------------------------------------------------------
   Class C                    Bear Stearns Securities Corp                           Record            19.49%
                              FBO 653-11556-19
                              1 Metrotech Center North
                              Brooklyn, NY  11201-3870

                              American Enterprise Investment Services                Record            16.24%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446

                              Bear Stearns Securities Corp                           Record             6.36%
                              FBO 653-11142-10
                              1 Metrotech Center North
                              Brooklyn, NY  11201-3870

                              Bear Stearns Securities Corp                           Record             6.20%
                              FBO 653-110393-18
                              1 Metrotech Center North
                              Brooklyn, NY  11201-3870

                              Wells Fargo Investments LLC                            Record             5.90%
                              A/C 1097-2589
                              608 Second Avenue South 8/th/  Fl
                              Minneapolis, MN  5544-9446
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Charles Schwab & Co Inc                                Record            47.04%
                              Special Custody Account Exclusively
                              FBO The Customers
                              101 Montgomery St
                              San Francisco, CA  94104-4122
-------------------------------------------------------------------------------------------------------------------
Montgomery Institutional Emergng Markets Fund
-------------------------------------------------------------------------------------------------------------------
   Select Class               Northern Trust Co Cust                                 Record            30.86%
                              FBO Firemans Annuity & Benefit Fund  of Chicago
                              #51860410000
                              PO Box 92956
                              Chicago, IL  60675-2956

                              Middlesex County Retirement System                     Record            21.22%
                              ATTN Nancy B ONeil
                              40 Thorndike St
                              New Superior Courthouse 3rd Level
                              Cambridge, MA  02141-1755

                              Asea Brown Bovari Master Trust                         Record            20.20%
                              C/O Mr. John Cutler
                              PO Box 120071
                              Stamford, CT  06912-0071

                              Alstrom Power Inc                                      Record             9.51%
                              Alstrom Master Trust
                              Member-Pension Fund/Mr Eric Wood
                              C/O Investment Solutions Inc
                              Westport, CT  06880-3410

                              Haverhill Retirement Board                             Record             9.30%
                              ATTN Kathleen Gallant
                              4 Summer St Rm 303
                              Haverhill, MA  01830-5843

-------------------------------------------------------------------------------------------------------------------
            Fund                              Name and Address                      Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              The McConnell Foundation                               Record             7.89%
                              Attn Lee Salter
                              PO Box 492050
                              Redding, CA 96049-2050
-------------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Charles Schwab & Co Inc                                Record            24.23%
                              Special Custody Account
                              Exclusively FBO The Customers
                              101 Montgomery St
                              San Francisco, CA  94104-4122
-------------------------------------------------------------------------------------------------------------------
   Class B                    American  Enterprise Investment Services               Record             5.33%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------------
   Class C                    Wells Fargo Investments, LLC                           Record             7.77%
                              A/C8685-4926
                              608 Second Avenue South 8th Floor
                              Minneapolis, MN 55402-1916

                              American  Enterprise Investment Services               Record             5.61%
                              FBO 890000611
                              P.O. Box 9446
                              Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    Wells Fargo Bank MN NA                                 Record            14.37%
                              FBO 13357300
                              PO Box 1533
                              Minneapolis, MN  55480-1533

                              Wells Fargo Bank MN NA                                 Record            11.02%
                              FBO 13357100
                              PO Box 1533
                              Minneapolis, MN  55480-1533

                              Northern Trust Bank of Dallas Cust                     Record             7.58%
                              FBO Dallas Symphony Foundation
                              A/C # 26-00195
                              PO Box 92956
                              Chicago, IL  60675-2956

                              Wells Fargo Bank MN NA                                 Record             6.43%
                              FBO 13357200
                              PO Box 1533
                              Minneapolis, MN  55480-1533

                              Charles Schwab & Co Inc                                Record             5.84%
                              Special Custody Account
                              Exclusively FBO The Customers
                              101 Montgomery St
                              San Francisco, CA 94104-4122
-------------------------------------------------------------------------------------------------------------------
   Class B                    Diana Y H Tao & John D Ho JTWROS                       Record            36.82%
                              Block 11-41 C
                              Royal Ascot 1 Tsun King Road
                              Shatin Hong Kong

                              Wells Fargo Investments LLC                            Record            28.06%
                              A/C 7820-5876
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, MN  55402-1916

-------------------------------------------------------------------------------------------------------------------
            Fund                        Name and Address                            Type of         Percentage
                                                                                   Ownership         of Class
-------------------------------------------------------------------------------------------------------------------
                              Wells Fargo Investments LLC                            Record             7.17%
                              A/C 8727-2855
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, MN  55402-1916

                              Wells Fargo Funds Management LLC                       Record             6.45%
                              525 Market St 12/th/ Fl
                              MAC A0103-121
                              San Francisco, CA  94105-2720
-------------------------------------------------------------------------------------------------------------------
   Class C                    Southwest Securities Inc FBO                           Record            28.61%
                              Kay Darlene Davis
                              SWS Securities Inc As SEP IRA Custodian
                              PO Box 509002
                              Dallas, TX  75250-9002

                              Wells Fargo Investments LLC                            Record            27.91%
                              A/C 2601-5132
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, MN  55402-1916

                              Wells Fargo Investments LLC                            Record            17.22%
                              A/C7143-9317
                              608 Second Avenue South 8/th/ Fl
                              Minneapolis, MN  55402-1916

                              Wells Fargo Funds Management LLC                       Record            12.87%
                              525 Market St 12/th/ Fl
                              MAC A0103-121
                              San Francisco, CA  94105-2720

                              Raymond James & Assoc Inc                              Record             7.57%
                              FBO Kirkpatrick, D&A
                              Bin#83749647
                              880 Carillion Pkwy
                              St Petersburg, FL  33716-1100
-------------------------------------------------------------------------------------------------------------------
   Institutional Class        Wells Fargo Bank MN NA FBO                             Record            96.79%
                              Montgomery Small Cap I
                              ATTN: Mutual Fund Ops
                              P O Box 1533
                              Minneapolis, MN  55482-1533
-------------------------------------------------------------------------------------------------------------------
SIFE Specialized Financial Serices Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class B                    None                                                     N/A               N/A
-------------------------------------------------------------------------------------------------------------------
   Class C                    Paul Agler Thompson &                                  Record             5.11%
                              Robert Nels Thompson TTEES
                              The Flackus Irrevocable Trust 1999
                              U/A DTD 2-2-99
                              3755 Clayton Rd
                              Concord CA 94521-2512
-------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------
   Class A                    PFPC Brokerage Services                                Record            11.56%
                              FBO Wells Fargo
                              211 South Gulph Road
                              King of Prussia, PA 19406-3101

                              Charles Schwab & Co. Inc.                              Record            11.19%
                              Special Custody Account
                              Exclusively FBO the customers
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
            Fund                           Name and Address                       Type of         Percentage
                                                                                 Ownership         of Class
-----------------------------------------------------------------------------------------------------------------
                                101 Montgomery Street
                                San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------------
   Class B                      American Enterprise Investment Services            Record            11.08%
                                FBO 89000611
                                P.O. Box 9446
                                Minneapolis, MN  55440-9446
-----------------------------------------------------------------------------------------------------------------
   Class C                      EMJAYCO                                            Record            36.10%
                                Omnibus Account
                                PO Box 170910
                                Milwaukee, WI  53217-0909

                                MLPF&S for the Sole Benefit                        Record            15.66%
                                Of Its Customers
                                ATTN Mutual Fund Administration
                                4800 Deer Lake Dr E Fl 3
                                Jacksonville FL  32246-6484
-----------------------------------------------------------------------------------------------------------------
   Institutional Class          Wells Fargo Bank MN NA FBO                         Record            76.87%
                                Small Company Stock Fund I
                                Attn:  Mutual Fund OPS
                                P.O. Box 1533
                                Minneapolis, MN  55480-1533

                                Wells Fargo Bank MN NA FBO                         Record             7.32%
                                Small Company Stock Fund I
                                Attn:  Mutual Fund OPS
                                P.O. Box 1533
                                Minneapolis, MN  55480-1533

                                Federated Life Insurance Co                        Record             9.45%
                                On Behalf of Separate Account
                                C/O Deb Miller
                                PO Box 328
                                Owatonna MN  55060-0328
-----------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund
-----------------------------------------------------------------------------------------------------------------
   Institutional Class          Wells Fargo Bank Minnesota NA                      Record             6.80%
                                Small Cap Opportunities Fund I
                                c/o Mutual Fund Processing
                                P.O. Box 1450 NW 8477
                                Minneapolis, MN 55485-1450

                                Wells Fargo Bank Minnesota NA                      Record            83.27%
                                Small Cap Opportunities Fund I
                                c/o Mutual Fund Processing
                                P.O. Box 1450 NW 8477
                                Minneapolis, MN 55485-1450
-----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund
-----------------------------------------------------------------------------------------------------------------
   Institutional Class          Wells Fargo Bank MN NA FBO                         Record            63.45%
                                Small Company Growth I
                                Attn:  Mutual Fund OPS
                                P.O. Box 1533
                                Minneapolis, MN  55480-1533

                                Vanguard Fiduciary Trust Company                   Record            14.34%
                                Attn:  Outside Funds
                                PO Box 2600
                                Valley Forge, PA 19482-2600

                                Wells Fargo Bank MN NA FBO                         Record             7.19%
                                Small Company Growth I

------------------------------------------------------------------------------------------------------------
            Fund                           Name and Address                     Type of      Percentage
                                                                               Ownership      of Class
------------------------------------------------------------------------------------------------------------
                                Attn: Mutual Fund OPS
                                P.O. Box 1533
                                Minneapolis, MN 55480-1533

                                Fidelity Investments Institutional               Record          6.40%
                                Operations Co. Inc. (FIIOC) As Agent
                                For Certain Employee Benefit Plans
                                100 Magellan Way KWIC
                                Covington, KY 41015-1999
------------------------------------------------------------------------------------------------------------
Small Company Value Fund
------------------------------------------------------------------------------------------------------------
   Class A                      Charles Schwab & Co. Inc.                        Record         18.74%
                                Special Custody Account
                                Exclusively FBO the customers
                                101 Montgomery Street
                                San Francisco, CA 94104-4122

                                Wells Fargo Investments, LLC                     Record          8.09%
                                A/C 2945-9989
                                608 Second Avenue South 8th Floor
                                Minneapolis, MN 55402-1916

                                American Enterprise Investment Services          Record          6.12%
                                FBO 890000611
                                P.O. Box 9446
                                Minneapolis, MN 55440-9446

                                Wells Fargo Investments LLC                      Record          5.18%
                                A/C 2083-7692
                                608 Second Avenue South 8/th/ Fl
                                Minneapolis, MN 55402-1916
------------------------------------------------------------------------------------------------------------
   Class B                      American Enterprise Investment Services          Record         12.74%
                                FBO 890000611
                                P.O. Box 9446
                                Minneapolis, MN 55440-9446
------------------------------------------------------------------------------------------------------------
   Class C                      Wells Fargo Investments, LLC                     Record          6.25%
                                A/C 7692-0680
                                608 Second Avenue South 8th Floor
                                Minneapolis, MN 55402-1916

                                EMJAYCO                                          Record          7.10%
                                Omnibus Account
                                PO Box 170910
                                Milwaukee, WI 53217-0909
------------------------------------------------------------------------------------------------------------
   Institutional Class          Wells Fargo Bank Minnesota N.A.                  Record         87.81%
                                Omnibus Account R/R
                                C/O Mutual Fund Processing
                                P.O. Box 1533 Minneapolis, MN 55480-1533

                                Wells Fargo Bank Minnesota N.A.                  Record          8.61%
                                Omnibus Account C/C
                                C/O Mutual Fund Processing
                                P.O. Box 1533 Minneapolis, MN 55480-1533
------------------------------------------------------------------------------------------------------------
Specialized Health Sciences Fund
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
            Fund                                Name and Address                 Type of         Percentage
                                                                                Ownership         of Class
-------------------------------------------------------------------------------------------------------------
   Class A                      Charles Schwab & Co., Inc.                        Record            22.56%
                                Special Custody Account
                                Exclusively FBO The Customers
                                101 Montgomery Street
                                San Francisco, CA  94104-4122

                                American Enterprise Investment Services           Record            10.09%
                                FBO 890000611
                                P.O. Box 9446
                                Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------
   Class B                      American Enterprise Investment Services           Record            11.68%
                                FBO 890000611
                                P.O. Box 9446
                                Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------
   Class C                      MLPF&S for the Sole Benefit                       Record            10.21%
                                Of Its Customers
                                ATTN Mutual Fund Administration
                                4800 Deer Lake Dr E Fl 3
                                Jacksonville FL  32246-6484

                                American Enterprise Investment Services           Record             6.84%
                                FBO 890000611
                                P.O. Box 9446
                                Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------------------------------------
Specialized Technology Fund
-------------------------------------------------------------------------------------------------------------
   Class A                      Charles Schwab & Co., Inc.                        Record            27.45%
                                Special Custody Account
                                Exclusively FBO The Customers
                                101 Montgomery Street
                                San Francisco, CA  94104-4122
-------------------------------------------------------------------------------------------------------------
   Class B                      N/A                                                 N/A               N/A
-------------------------------------------------------------------------------------------------------------
   Class C                      Wells Fargo Investments, LLC                      Record            13.04%
                                A/C 4207-8735
                                608 Second Avenue South 8th Floor
                                Minneapolis, MN 55402-1916

                                MLPF&S for the Sole Benefit                       Record             6.13%
                                Of Its Customers
                                ATTN Mutual Fund Administration
                                4800 Deer Lake Dr E Fl 3
                                Jacksonville FL  32246-6484
-------------------------------------------------------------------------------------------------------------

       For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

       The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

       Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

       KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

       The portfolios of investments and audited financial statements for the Funds, except as noted below, for the year ended September 30, 2002, are hereby incorporated by reference to the Funds' Annual Report. The audited financial statements and the portfolio of investments for the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds, for the fiscal year ended June 30, 2003, are incorporated herein by reference to the Annual Report for these Funds.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated February 1, 2003,
                As Supplemented February 28, 2003, June 9, 2003,
                      October 1, 2003 and November 19, 2003
                          and amended December 1, 2003
                              ASSET ALLOCATION FUND
                              GROWTH BALANCED FUND
                              INDEX ALLOCATION FUND
                             MODERATE BALANCED FUND
                        STRATEGIC GROWTH ALLOCATION FUND
                              STRATEGIC INCOME FUND

                Class A, Class B, Class C and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Wells Fargo Funds Trust family of funds (each, a "Fund," and collectively, the "Funds") -- the Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, Strategic Growth Allocation Fund and Strategic Income Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Asset Allocation and Growth Balanced Funds offer Class A, Class B, Class C and Institutional Class shares. The Index Allocation Fund offers Class A, Class B, and Class C shares, and the Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds offer Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated February 1, 2003, as supplemented June 9, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2002, are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Report may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Historical Fund Information....................................................1

Investment Policies............................................................2

Additional Permitted Investment Activities and Associated Risks................5

Management....................................................................21

Performance Calculations......................................................39

Determination of Net Asset Value..............................................42

Additional Purchase and Redemption Information................................43

Portfolio Transactions........................................................45

Fund Expenses.................................................................47

Federal Income Taxes..........................................................48

Capital Stock.................................................................56

Other.........................................................................58

Counsel.......................................................................59

Independent Auditors..........................................................59

Financial Information.........................................................59

Appendix.....................................................................A-1

                           HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the Reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

--------------------------------------------------------------------------
       Wells Fargo Funds                      Predecessor Fund
--------------------------------------------------------------------------
Asset Allocation Fund              Stagecoach Asset Allocation Fund
                                   Stagecoach Balanced Fund
--------------------------------------------------------------------------
Growth Balanced Fund               Norwest Growth Balanced Fund
--------------------------------------------------------------------------
Index Allocation Fund              Stagecoach Index Allocation Fund
--------------------------------------------------------------------------
Moderate Balanced Fund             Norwest Moderate Balanced Fund
--------------------------------------------------------------------------
Strategic Growth Allocation Fund   Norwest Aggressive Balanced-Equity Fund
--------------------------------------------------------------------------
Strategic Income Fund              Norwest Strategic Income Fund
--------------------------------------------------------------------------

     The Asset Allocation Fund commenced operations on November 8, 1999, as successor to the Asset Allocation and Balanced Funds of Stagecoach. The predecessor Stagecoach Asset Allocation Fund, which is considered to be the surviving entity for accounting purposes, commenced operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs, which commenced operations on November 13, 1986.

     The Growth Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Growth Balanced Fund. The predecessor Norwest Growth Balanced Fund commenced operations on April 30, 1989.

     The Index Allocation Fund commenced operations on November 8, 1999, as successor to the Index Allocation Fund of Stagecoach. The predecessor Stagecoach Index Allocation Fund was originally organized on April 7, 1988 as the Overland Express Asset Allocation Fund. The Overland Express Asset Allocation Fund changed its name to the Index Allocation Fund on February 14, 1997. On December 12, 1997, the Overland Express Index Allocation Fund was reorganized into the Stagecoach Index Allocation Fund.

     The Moderate Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Moderate Balanced Fund. The predecessor Norwest Moderate Balanced Fund commenced operations on April 30, 1989.

     The Strategic Growth Allocation Fund commenced operations on November 8, 1999, as successor to the Norwest Aggressive Balanced-Equity Fund. The Norwest Aggressive Balanced-Equity Fund commenced operations on December 2, 1997. The Fund changed its name from Aggressive Balanced-Equity Fund to Strategic Growth Allocation Fund effective February 1, 2002.

     The Strategic Income Fund commenced operations on November 8, 1999, as successor to the Norwest Strategic Income Fund. The predecessor Norwest Strategic Income Fund commenced operations on April 30, 1989.

                               INVESTMENT POLICIES

     Fundamental Investment Policies

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, and provided further that: (iv) the Asset Allocation and Index Allocation Funds reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, and (v) the Asset Allocation Fund and the Index Allocation Fund reserve the right to concentrate in obligations of domestic banks (to the extent permitted by the U.S. Securities and Exchange Commission (the "SEC") or its staff and as such term is interpreted by the SEC or its staff);

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

          Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are gateway blended Funds that invest in two or more master portfolios of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway blended Fund are understood to refer to the investments of the master portfolios in which the gateway blended Fund invests. Not all of the Funds participate in all of the investment practices below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

     Below Investment-Grade Investments

     The Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest-rate movements than the value of fixed-rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

     Convertible Securities

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

     Derivative Securities

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

     Dollar Roll Transactions

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Fixed-Income Securities

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by S&P and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

     Floating- and Variable-Rate Obligations

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities

     The Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

     Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Investment income on and sales proceeds payable on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, the Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options Transactions

     In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.

     The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, security prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

     Interest-Rate and Index Swaps. A Fund may enter into interest-rate and index swaps in pursuit of its investment objective. Interest-rate swaps involve the exchange by the Fund with another party of its commitment to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund.

     Illiquid Securities

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market, and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

     Interest-Rate Protection Transactions

     To manage its exposure to different types of investments, the Funds may enter into interest-rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest-rate "caps," "floors" and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     A Fund expects to enter into interest-rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

     Loans of Portfolio Securities

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian"), acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Money Market Instruments

     The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The

Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Each Fund may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by

GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest-rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest-rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Funds may also invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Other Investment Companies

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and
(iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     iShares. The Funds may invest in iShares Trust and iShares, Inc.("iShares") which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

     Participation Interests

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

     Reverse Repurchase Agreements

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Stripped Securities

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), stripped mortgage-backed securities ("SMBS"), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only. The Funds may only purchase principal-only SMBS.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Unrated Investments

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants

     Each Fund may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

     Zero Coupon Bonds

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

     Nationally Recognized Statistical Ratings Organizations

     The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation. The ratings of Moody's and S&P are more fully described in the Appendix.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

     Trustees and Officers. The Trustees supervise the Funds' activities, monitors their contractual arrangements with various service providers, and decide upon matters of general policy.

     General. The following table provides basic information about the Trustees and officers of the Trust. Each of the Trustees and officers listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex"). The address of each Trustee and officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                          Position Held with                                     Other Public Company
   Name, Age and              Registrant/          Principal Occupation(s)       or Investment Company
     Address             Length of Service/1/        During Past 5 Years             Directorships
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
Thomas S. Goho, 61       Trustee,               Wake Forest University,                   N/A
                         since 1987             Calloway School of Business
                                                and Accountancy, Benson-
                                                Pruitt Professorship since
                                                1999, Associate Professor of
                                                Finance 1994-1999.

Peter G. Gordon, 61      Trustee, since         Chairman, CEO and Co-                     N/A
                         1998; (Lead            Founder of Crystal Geyser
                         Trustee, since         Water Company and President
                         2001).                 of Crystal Geyser Roxane
                                                Water Company.

Richard M. Leach, 70     Trustee,               President of Richard M. Leach             N/A
                         since 1987             Associates (a financial
                                                consulting firm).

Timothy J. Penny, 51     Trustee,               Senior Counselor to the public            N/A
                         since 1996             relations firm of Himle-Horner
                                                and Senior Fellow at the
                                                Humphrey Institute,
                                                Minneapolis, Minnesota(a
                                                public policy organization).

Donald C. Willeke, 63    Trustee,               Principal of the law firm of              N/A
                         since 1996             Willeke & Daniels.

------------------------------------------------------------------------------------------------------
                                        INTERESTED/2/ TRUSTEES
------------------------------------------------------------------------------------------------------

Robert C. Brown, 72      Trustee,               Retired. Director, Federal                N/A
                         since 1992             Farm Credit Banks Funding
                                                Corporation and Farm Credit
                                                System Financial Assistance
                                                Corporation until February
                                                1999.

J. Tucker Morse, 59      Trustee,               Private Investor/Real Estate              N/A
                         since 1987             Developer; Chairman of White
                                                Point Capital, LLC.

------------------------------------------------------------------------------------------------------
                                               OFFICERS
------------------------------------------------------------------------------------------------------

Karla M. Rabusch, 44     President,             Executive Vice President of               N/A

                          Position Held with                                     Other Public Company
   Name, Age and              Registrant/          Principal Occupation(s)       or Investment Company
     Address             Length of Service/1/        During Past 5 Years             Directorships
------------------------------------------------------------------------------------------------------
                         since 2003             Wells Fargo Bank, N.A.
                                                President of Wells Fargo
                                                Funds Management, LLC.
                                                Senior Vice President and
                                                Chief Administrative Officer
                                                of Wells Fargo Funds
                                                Management, LLC from
                                                March 2001 to March 2003,
                                                Vice President of Wells Fargo
                                                Bank, N.A. from December
                                                1997 to May 2000.

Stacie D. DeAngelo, 34   Treasurer,             Vice President of Wells Fargo             N/A
                         since 2003             Bank, N.A. Vice President of
                                                Operations for Wells Fargo
                                                Funds Management, LLC.
                                                Prior thereto, Operations
                                                Manager at Scudder Weisel
                                                Capital, LLC (2000 to  2001)
                                                and Director of Shareholder
                                                Services at BISYS Fund
                                                Services (1999 to 2000).
                                                Assistant Vice President of
                                                Operations with Nicholas-
                                                Applegate Capital
                                                Management (1993 to 1999).

C. David Messman, 43     Secretary,             Vice President and Counsel                N/A
                         since 2000             of Wells Fargo Bank,  N.A. since
                                                January 1996. Vice President
                                                and Secretary of Wells Fargo
                                                Funds Management, LLC
                                                since March 2001.

----------
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds' most recently completed fiscal year.

     Compensation. Each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended September 30, 2002, the Trustees received the following compensation:

                               Compensation Table
                          Year Ended September 30, 2002

    Trustee                                                         Compensation
--------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Thomas S. Goho                                                        $65,000
Peter G. Gordon                                                       $72,500
Richard M. Leach                                                      $65,000
Timothy J. Penny                                                      $65,000
Donald C. Willeke                                                     $65,000
--------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Robert C. Brown                                                       $65,000
W. Rodney Hughes*                                                     $65,000
J. Tucker Morse                                                       $65,000

----------
*Retired as of 12/31/02

Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000;
B = $10,001-$50,000; C = $50,001-$100,000; and D = and over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2002

----------------------------------------------------------------------------------------------------------
                                  Dollar Range of Equity Securities of the                    Aggregate
                                        Allocation Funds of the Trust                        Dollar Range
                 ---------------------------------------------------------------------------- of Equity
                                                                    Strategic                Securities of
                       Asset      Growth      Index      Moderate    Growth      Strategic      Fund
Trustee             Allocation   Balanced   Allocation   Balanced   Allocation    Income       Complex
----------------------------------------------------------------------------------------------------------
                                           INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
Thomas S. Goho           0          0            B           0           0           0            D
----------------------------------------------------------------------------------------------------------
Peter G. Gordon          0          A            0           0           0           0            B
----------------------------------------------------------------------------------------------------------
Richard M. Leach         0          0            0           0           0           0            0
----------------------------------------------------------------------------------------------------------
Timothy J. Penny         0          B            0           0           0           0            B
----------------------------------------------------------------------------------------------------------
Donald C. Willeke        0          0            0           0           0           0            B
----------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Robert C. Brown          0          0            0           0           0           0            C
----------------------------------------------------------------------------------------------------------
J. Tucker Morse          0          0            0           0           0           0            D
----------------------------------------------------------------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers, many of whom have different investment philosophies and styles. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures including the Advisers' internal compliance policies relating to the respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which each sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Funds.

     Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     The Funds operate under two types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; and (ii) gateway blended Funds that invest in two or more master portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                           Annual Rate
Stand-Alone Funds                                (as a percentage of net assets)
-----------------                                -------------------------------
Asset Allocation                                              0.75%
Index Allocation                                              0.75%

     As described in the second category above, the following gateway blended Funds invest their respective assets in two or more master portfolios of Master Trust. For each of these Funds, Funds Management determines the master portfolios of Master Trust in which the gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets as indicated in the chart below. In order to preserve flexibility to convert to stand-alone funds with a direct advisory relationship, the gateway blended Funds have entered into a "dormant" advisory arrangement with Funds Management. If a gateway blended Fund redeems assets from a master portfolio and invests these assets directly in a portfolio of securities, Funds Management will be entitled to receive a fee for the management of those assets that mirrors the master level dormant advisory fee indicated below.

                                       Advisory Fees                 Master Level
Gateway Blended Funds         (Maximum Asset Allocation Fees)   Dormant Advisory Fees*
---------------------------   -------------------------------   ----------------------
Growth Balanced                            0.25%                        0.65%
Moderate Balanced                          0.25%                        0.60%
Strategic Growth Allocation                0.25%                        0.72%
Strategic Income                           0.25%                        0.52%

----------
* Because the gateway blended Funds invest in two or more Master Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Funds Management/Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                             FORMER STAGECOACH FUNDS

     Asset Allocation and Index Allocation Funds. For the periods indicated below, the Funds and their predecessor portfolios paid Funds Management/Wells Fargo Bank the following advisory fees and Funds Management/Wells Fargo Bank waived the indicated amounts:

                          Year Ended                  Year Ended
                            9/30/02                     9/30/01
                   ------------------------   -------------------------
      Fund          Fees Paid   Fees Waived    Fees Paid    Fees Waived
      ----         ----------   -----------   -----------   -----------
Asset Allocation   $7,520,916    $3,811,215   $10,738,878    $3,566,627
Index Allocation   $  684,346    $  199,740   $ 1,247,165    $   37,500

                          Year Ended
                            9/30/00
                   -------------------------
      Fund          Fees Paid    Fees Waived
      ----         -----------   -----------
Asset Allocation   $10,651,096    $3,915,450
Index Allocation   $ 1,493,394    $  127,725

                              FORMER NORWEST FUNDS

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds. For the periods indicated below, the Funds and their predecessor portfolios paid to Funds Management/Wells Fargo Bank and NIM the following advisory fees and Funds Management/Wells Fargo Bank and NIM waived the indicated amounts:

                                          Year Ended               Year Ended
                                           9/30/02                   9/30/01
                                   -----------------------   ---------------------
                                                   Fees                     Fees
              Fund                  Fees Paid     Waived      Fees Paid    Waived
              ----                 ----------   ----------   ----------   --------
Growth Balanced Fund               $1,606,663   $1,833,170   $2,259,371   $724,893
Moderate Balanced Fund             $  563,078   $  758,905   $1,070,834   $302,550
Strategic Growth Allocation Fund   $  148,289   $   78,147   $  191,792   $ 34,060
Strategic Income Fund              $  147,018   $  612,744   $  415,248   $315,305

                                         Year Ended
                                          9/30/00
                                   ---------------------
                                                  Fees
              Fund                  Fees Paid    Waived
              ----                 ----------   --------
Growth Balanced Fund               $1,714,027   $841,813
Moderate Balanced Fund             $  872,251   $455,186
Strategic Growth Allocation Fund   $   55,978   $135,585
Strategic Income Fund              $  272,938   $375,174

     General. Each Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Contract or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser.

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management") to serve as investment sub-adviser to the stand-alone Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trusts, Wells Capital Management makes recommendations regarding the investment and reinvestment of the Funds' assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the stand-alone Funds. Wells Capital Management also furnishes such additional reports and information as Funds Management and the Trust's Board may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     For providing investment sub-advisory services to the Asset Allocation and Index Allocation Funds, Wells Capital Management is entitled to receive an annual fee of 0.15% of the first $1 billion of each Fund's average daily net assets, and 0.10% of each Fund's average daily net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

     Prior to April 15, 2002, Barclays Global Fund Advisors ("BGFA") served as sub-adviser to the Asset Allocation and Index Allocation Funds, and was entitled to receive an annual fee of 0.15% of the first $900 million of each Fund's average daily net assets, and 0.10% of each Fund's average daily net assets over $900 million.

Investment Sub-Advisers - Master Portfolios.

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds. Funds Management has engaged Cadence Capital Management ("Cadence"), Galliard Capital Management, Inc. ("Galliard"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group ("Smith"), and Wells Capital Management to serve as investment sub-advisers to the master portfolios of Master Trust in which the gateway blended Funds invest, as listed in the chart below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's Boards, and the overall supervision and control of Funds Management, the Trust and Master Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the gateway blended Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management, the Trust's and Master Trust's Boards and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management, Galliard and Peregrine.

     As compensation for sub-advisory services, Cadence, Galliard, Peregrine, Smith, and Wells Capital Management are each entitled to receive the following fees:

--------------------------------------------------------------
   Master Portfolio       Sub-Adviser             Fees
--------------------------------------------------------------
Disciplined Growth       Smith                   0-200M   0.30%
                                               200-500M   0.20%
                                                  >500M   0.15%
--------------------------------------------------------------
Equity Income            Wells Capital           0-200M   0.25%
                         Management            200-400M   0.20%
                                                  >400M   0.15%
--------------------------------------------------------------
Index                    Wells Capital           0-200M   0.02%
                         Management               >200M   0.01%
--------------------------------------------------------------
International Equity     Wells Capital           0-200M   0.35%
                         Management               >200M   0.25%
--------------------------------------------------------------
Large Cap Appreciation   Cadence                 0-250M   0.30%
                                               250-500M   0.20%
                                         500M-1 billion   0.15%
                                             >1 billion   0.10%
--------------------------------------------------------------
Large Company Growth     Peregrine                0-25M   0.75%
                                                 25-50M   0.60%
                                                50-275M   0.50%
                                                  >275M   0.30%
--------------------------------------------------------------
Managed Fixed Income     Galliard                0-500M   0.10%
                                              500-1500M   0.05%
                                                 >1500M   0.03%
--------------------------------------------------------------
Small Cap Index          Wells Capital           0-200M   0.02%
                         Management               >200M   0.01%
--------------------------------------------------------------

--------------------------------------------------------------
   Master Portfolio       Sub-Adviser             Fees
--------------------------------------------------------------
Small Company Growth     Peregrine                0-50M   0.90%
                                                50-180M   0.75%
                                               180-340M   0.65%
                                               340-685M   0.50%
                                               685-735M   0.52%
                                                  >735M   0.55%
--------------------------------------------------------------
Small Company Value      Peregrine               0-175M   0.50%
                                                  >175M   0.75%
--------------------------------------------------------------
Stable Income            Galliard                0-500M   0.10%
                                              500-1500M   0.05%
                                                 >1500M   0.03%
--------------------------------------------------------------
Strategic Value Bond     Galliard                0-500M   0.10%
                                              500-1500M   0.05%
                                                 >1500M   0.03%
--------------------------------------------------------------
Tactical Maturity Bond   Peregrine                0-10M   0.40%
                                                 10-25M   0.30%
                                                25-300M   0.20%
                                                  >300M   0.10%
--------------------------------------------------------------

     For providing investment sub-advisory services, including asset allocation services, to the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds, WCM also is entitled to receive an annual fee of 0.05% of the average daily net assets of each of these Funds.

     Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway blended Fund has a dormant sub-advisory arrangement with some or all of the Sub-Advisers that sub-advise the master portfolios in which the gateway blended Funds invest. Under such an arrangement, a Sub-Adviser receives no sub-advisory fee as long as a gateway Fund invests all (or substantially all) of its assets in one or more master portfolios. In the event that a gateway Fund redeems its assets from a master portfolio and invests them directly using the Sub-Adviser, the Sub-Adviser would be entitled to receive a sub-advisory fee at the same rate the Sub-Adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The Sub-Adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services as Adviser.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of sub-advisory (and other) fees paid shows the dollar amount of fees paid to sub-advisers by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     Asset Allocation and Index Allocation Funds. The predecessor Stagecoach Asset Allocation and Index Allocation Funds were also sub-advised by BGFA, and from October 30, 1997 to November 5, 1999, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.20% of the first $500 million of the Funds' average daily net assets, 0.15% of the next $500 million of the Funds' net assets, and 0.10% of net assets over $1 billion.

     For the periods indicated below, Funds Management/Wells Fargo Bank paid to BGFA, an unaffiliated sub-adviser, the following sub-advisory fees, without waivers:

                   Period ended   Year Ended
      Fund            4/14/02       9/30/01
      ----         ------------   ----------
Asset Allocation    $1,064,606    $2,243,869
Index Allocation    $  100,721    $  241,539

                   Year Ended
      Fund          9/30/00
      ----         ----------
Asset Allocation   $2,373,586
Index Allocation   $  310,584

     Administrator. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund's Class A, Class B or Class C shares and 0.25% of the average daily net assets of a Fund's Institutional Class shares.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid administrators by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator on behalf of each Fund. Wells Fargo Bank was entitled to receive a monthly fee of 0.03% of the average daily net assets of each Fund.

     Asset Allocation and Index Allocation Funds. For the periods indicated below, the Asset Allocation and Index Allocation Funds and their predecessor portfolios paid the following dollar amounts to Funds Management/Wells Fargo Bank for administration fees:

                   Year Ended   Year Ended   Year Ended
      Fund           9/30/02      9/30/01      9/30/00
      ----         ----------   ----------   ----------
Asset Allocation   $2,176,497   $2,682,282   $2,895,051
Index Allocation   $  169,512   $  240,875   $  307,794

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds. With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. (and/or Forum Administrative Services, LLC (collectively, "Forum")) managed all aspects of the operation of the Funds.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees as indicated:

                                   Year Ended   Year Ended
                                     9/30/02      9/30/01
             Fund                   Fees Paid    Fees Paid
             ----                  ----------   ----------
Growth Balanced Fund               $2,063,900   $1,790,575
Moderate Balanced Fund             $  793,190   $  824,030
Strategic Growth Allocation Fund   $  135,862   $  135,511
Strategic Income Fund              $  455,857   $  438,332

                                   Year Ended
                                     9/30/00
           Fund                     Fees Paid
           ----                    ----------
Growth Balanced Fund               $1,435,207
Moderate Balanced Fund             $  741,144
Strategic Growth Allocation Fund   $  108,048
Strategic Income Fund              $  361,092

     Distributor. Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as distributor for the Funds. The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for such shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Asset Allocation Fund, Growth Balanced Fund, and Index Allocation Fund pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The dollar amount of Rule 12b-1 fees paid to Stephens pursuant to each Fund's Rule 12b-1 Plan listed below for the fiscal year beginning October 1, 2001 and ended September 30, 2002 are as follows:

                                               Printing,                       Comp.
                                               Mailing &   Compensation to      to
     Fund             Total     Advertising   Prospectus    Underwriters      Br/Dlrs     Other*
     ----          ----------   -----------   ----------   ---------------   --------   ----------
Asset Allocation
   Class B         $3,325,030       $0            $0          $      0       $      0   $3,325,030
   Class C         $  230,954       $0            $0          $ 74,036       $156,918   $        0

Growth Balanced
   Class B         $  511,917       $0            $0          $      0       $      0   $  511,917
   Class C         $  133,157       $0            $0          $100,064       $ 33,093   $        0

Index Allocation
   Class B         $  140,996       $0            $0          $      0       $      0   $  140,996
   Class C         $  298,828       $0            $0          $ 26,507       $272,321   $        0

----------
* Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

     For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund, as indicated below, on an annualized basis of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund                                                                       Fee
----                                                                      ----

Asset Allocation
   Class A                                                                0.25%
   Class B                                                                0.25%
   Class C                                                                0.25%
   Institutional Class                                                    0.10%

Growth Balanced
   Class A                                                                0.25%
   Class B                                                                0.25%
   Class C                                                                0.25%
   Institutional Class                                                    None

Index Allocation
   Class A                                                                0.25%
   Class B                                                                0.25%
   Class C                                                                0.25%

Moderate Balanced
   Institutional Class                                                    None

Strategic Growth Allocation
   Institutional Class                                                    None

Strategic Income
   Institutional Class                                                    None

     General. The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

     Custodian. Wells Fargo Bank Minnesota MN, located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as the custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund, except for the gateway blended Funds. The gateway blended Funds are not charged a custody fee at the gateway level provided that they invest in the master portfolios of Master Trust.

     Fund Accountant. Effective the first quarter 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based Fund Complex fee listed in the chart below:

---------------------------------------------------------------
Average Fund Complex Daily Net Assets   Annual Asset Based Fees
---------------------------------------------------------------
            $0-85 billion                       0.0057%
---------------------------------------------------------------
            >$85 billion                        0.0025%
---------------------------------------------------------------

Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket expenses.

     Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and for its services as fund accountant, Forum Accounting received a monthly base fee per Fund of $5,000. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting also received a fee equal to 0.0025% of the average daily net assets of each Fund (excluding the net assets invested in master portfolios of Master Trust which paid Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

     Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens and the amounts retained by Stephens are as follows:

    Period Ended             Period Ended
      9/30/02                  9/30/01
---------------------   ---------------------
   Paid      Retained      Paid      Retained
----------   --------   ----------   --------
$2,112,646   $323,301   $3,175,539   $260,940

    Period ended
      9/30/00
---------------------
   Paid      Retained
----------   --------
$1,261,051   $189,513

     The predecessor Norwest Funds paid Forum $25,756 in underwriting commissions for the year ended September 30, 2000 of which Forum retained $0.

     Code of Ethics.

     The Fund Complex, the Adviser, and the Sub-Advisers each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser, and Sub-Advisers are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information for the Funds' fiscal year ended September 30, 2002, is incorporated by reference to the Funds' Annual Report.

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula:
P(1+T)/n/=ATV//D//.

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, for the calendar year ended December 31, 2002, is presented in the Prospectuses.

     From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a class of the Fund in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class's past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to the Trust's account information through Automated Teller Machines
(ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management . As of September 30, 2002, Funds Management and its affiliates managed over $171 billion in mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc. however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The dealer reallowance for Class A shares is as follows:

----------------------------------------------------------------------------

----------------------------------------------------------------------------
                          FRONT-END SALES   FRONT-END SALES       DEALER
                            CHARGE AS %       CHARGE AS %       REALLOWANCE
         AMOUNT              OF PUBLIC       OF NET AMOUNT    AS % OF PUBLIC
      OF PURCHASE          OFFERING PRICE       INVESTED      OFFERING PRICE
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Less than $50,000              5.75%             6.10%             5.00%
----------------------------------------------------------------------------
$50,000 to $99,999             4.75%             4.99%             4.00%
----------------------------------------------------------------------------
$100,000 to $249,999           3.75%             3.90%             3.00%
----------------------------------------------------------------------------
$250,000 to $499,999           2.75%             2.83%             2.25%
----------------------------------------------------------------------------
$500,000 to $999,999           2.00%             2.04%             1.75%
----------------------------------------------------------------------------
$1,000,000 and over/1/         0.00%             0.00%             1.00%
----------------------------------------------------------------------------

/1/We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC on Class A shares is based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No CDSC is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Certain Former Montgomery Fund Class P and Class R Shareholders. In connection with the reorganization of certain Montgomery Funds into certain Wells Fargo Funds, shareholders who purchased Class P and Class R shares of the Montgomery Funds directly from the Montgomery Funds, and who became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of the WealthBuilder Portfolios, at NAV. Shareholders who did not purchase such shares directly may be permitted to make additional investments in the respective acquiring Wells Fargo Fund at NAV. Please contact your account representative for details.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.

     Temporary Waiver of Sales Charges for Certain Purchases. Through April 30, 2004, no front-end sales charge will be imposed on any purchase of shares of Wells Fargo WealthBuilder Portfolios or Class A shares of any other Wells Fargo Fund if: (i) such purchase is made with the proceeds of a redemption from any mutual fund that is not in the Wells Fargo Funds family within 120 days from the date of the redemption; and (ii) an initial or contingent deferred sales charge was paid on the prior investment in such mutual fund. Investors will be required to provide appropriate proof of eligibility for this sales charge waiver. Not all selling agents are participating in this program. If you intend to purchase shares through a selling agent, please consult your selling agent to determine their participation in this program.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, a Fund's Sub-Adviser is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

     In placing orders for portfolio securities of a Fund, each Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     Each Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the advisory contracts, and the expenses of each Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub -Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

     Brokerage Commissions. For the fiscal years indicated below, the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Fund               Year Ended 9/30/02   Year Ended 9/30/01   Year Ended 9/30/00
----               ------------------   ------------------   ------------------
Asset Allocation        $65,364              $283,034             $104,835
Index Allocation        $13,820              $ 20,183             $ 12,021

     For the past three fiscal years ended September 30, the gateway blended Funds' Sub-Advisers did not direct brokerage transactions to a broker for research services.

     Securities of Regular Broker-Dealers. As of September 30, 2002, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

Fund                          Broker-Dealer                Amount
----               -----------------------------------   ----------
Asset Allocation   Merrill Lynch Pierce Fenner & Smith   $2,304,000
                   Lehman Brothers Holdings, Inc.        $  959,000
                   Goldman Sachs & Co.                   $2,540,000
                   Morgan (J.P.) Securities, Inc.        $6,202,000
                   Banc of America Securities, LLC       $7,962,000
                   Bear Stearns & Co., Inc.              $  478,000
Index Allocation   Merrill Lynch Pierce Fenner & Smith   $  433,000
                   Bear Stearns & Co., Inc.              $   50,000
                   Banc of America Securities, LLC       $  866,000
                   Morgan (J.P.) Securities, Inc.        $  342,000
                   Goldman Sachs & Co.                   $  287,000
                   Merrill Lynch Pierce Fenner & Smith   $  258,000
                   Lehman Brothers Holdings, Inc.        $  108,000

                                  FUND EXPENSES

     From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Fund shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in a Fund, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     General. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities (other than those described in clause (A) limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes all of its investment company taxable income and net capital gain to its shareholders, it generally will not be subject to federal income taxation on such income and gain. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Funds will not be subject to federal income taxation.

     A Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

     Equalization Accounting. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of the method may be subject to IRS scrutiny.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Funds will not be subject to the excise tax.

     Investment through Master Portfolios. Some of the Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

     Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles."

Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     If a Fund acquires any equity interest (under proposed Treasury Regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies," or "PFICs"), the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund cannot pass through to its shareholders any credit or deduction for such taxes and interest charges. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to limit their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the Fund's distributions during the year which equal the year's earnings and profits will be deemed to have constituted taxable distributions. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states grant tax-free status to distributions to individual shareholders attributable to a Fund's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption or exchange of his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Fund shares for greater than one year at the time of the sale or exchange.

     If a shareholder redeems or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by a Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

     Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days (91 days in the case of certain dividends on preferred stock) during the 90 day (180 day) period beginning 45 days (90 days) prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

                                  CAPITAL STOCK

     The Funds are six of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the fund with all other shares. Shareholders bear their pro rata portion of a Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of January 3, 2003, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF JANUARY 3, 2003

                                                                              Type of    Percentage
       Fund                                 Name and Address                 Ownership    of Class
       ----                   --------------------------------------------   ---------   ----------
Asset Allocation Fund
Class A                       N/A

Class B                       N/A

Class C                       N/A

Institutional Class           Wells Fargo Bank MN NA FBO                      Record       85.65%
                              Stagecoach Balanced FD CL I
                              ATTN: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

Growth Balanced Fund
Class A                       N/A

Class B                       N/A

Class C                       EMJAYCO                                         Record       25.27%
                              Omnibus Account
                              PO Box 170910
                              Milwaukee, WI 53217-0909

Institutional Class           Wells Fargo Bank MN NA FBO                      Record       91.66%
                              Growth Balanced Fund I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

Index Allocation Fund
Class A                       N/A

Class B                       N/A

                                                                              Type of    Percentage
       Fund                                 Name and Address                 Ownership    of Class
       ----                   --------------------------------------------   ---------   ----------
Class C                       MLPF&S For The Sole Benefit Of Its Customers    Record       22.97%
                              ATTN: Mutual Fund Administration
                              4800 Deer Lake Drive East, 3rd Floor
                              Jacksonville, FL 32246-6484

Moderate Balanced Fund
Institutional Class           Wells Fargo Bank MN NA FBO                      Record       96.27%
                              Moderate Balanced I
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

Strategic Growth Allocation
Fund
Institutional Class           Wells Fargo Bank MN NA                          Record       90.76%
                              Strategic Growth Allocation Fund (I)
                              Distribution Option 104
                              Attn: Mutual Fund OPS
                              P.O. Box 1533
                              Minneapolis, MN 55480-1533

Strategic Income Fund
Institutional Class           Wells Fargo Bank Minnesota NA                   Record       88.41%
                              Strategic Income I
                              C/O Mutual Fund Processing
                              PO Box 1450 NW 8477
                              Minneapolis, MN 55485-1450

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for all of the Funds for the fiscal year ended September 30, 2002 are hereby incorporated by reference to the Funds' Annual Report.